As filed with the Securities and Exchange Commission on December 15, 1998


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 69


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 71


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

    It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485,  paragraph (b)
[X] on December 30, 1998 pursuant to Rule 485,  paragraph (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph  (a)(1)
[ ] on ______  pursuant  to Rule 485,  paragraph (a)(1)
[ ] 75 days after filing  pursuant to Rule 485,  paragraph  (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities being registered: Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund. Each series being registered is structured as a master-feeder fund and thus this amendment is also executed by Core Trust (Delaware).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

 (Prospectus offering Investor Shares of Daily Assets Treasury Obligations Fund,
  Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily
                Assets Cash Fund and Daily Assets Municipal Fund)

                                     PART A

Form N-1A Item No.                                                Location in Prospectus
------------------                                                ----------------------

Item 1.              Cover Page                                   Cover Page

Item 2.              Synopsis                                     Prospectus Summary

Item 3.              Condensed Financial Information              Financial Highlights

Item 4.              General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                  Policies; Other Information - The Trust and Its
                                                                  Shares

Item 5.              Management of the Fund                       Prospectus Summary; Management

Item 5A.             Management's Discussion of Fund Performance  Not Applicable

Item 6.              Capital Stock and Other Securities           Investment Objectives and Policies; Distributions
                                                                  and Tax Matters; Other Information - The Trust
                                                                  and Its Shares

Item 7.              Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                  Information - Determination of Net Asset Value;
                                                                  Management

Item 8.              Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.              Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

 (Prospectus offering Institutional Shares of Daily Assets Treasury Obligations
  Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund,
             Daily Assets Cash Fund and Daily Assets Municipal Fund)

                                     PART A

Form N-1A Item No.                                                Location in Prospectus
------------------                                                ----------------------

Item 1.              Cover Page                                   Cover Page

Item 2.              Synopsis                                     Prospectus Summary

Item 3.              Condensed Financial Information              Financial Highlights

Item 4.              General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                  Policies; Other Information - The Trust and Its
                                                                  Shares

Item 5.              Management of the Fund                       Prospectus Summary; Management

Item 5A.             Management's Discussion of Fund Performance  Not Applicable

Item 6.              Capital Stock and Other Securities           Investment Objectives and Policies; Distributions
                                                                  and Tax Matters; Other Information - The Trust
                                                                  and Its Shares

Item 7.              Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                  Information - Determination of Net Asset Value;
                                                                  Management

Item 8.              Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.              Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

   (Prospectus offering Institutional Service Shares of Daily Assets Treasury
     Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund)

                                     PART A

Form N-1A Item No.                                                Location in Prospectus
------------------                                                ----------------------

Item 1.              Cover Page                                   Cover Page

Item 2.              Synopsis                                     Prospectus Summary

Item 3.              Condensed Financial Information              Financial Highlights

Item 4.              General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                  Policies; Other Information - The Trust and Its
                                                                  Shares

Item 5.              Management of the Fund                       Prospectus Summary; Management

Item 5A.             Management's Discussion of Fund Performance  Not Applicable

Item 6.              Capital Stock and Other Securities           Investment Objectives and Policies; Distributions
                                                                  and Tax Matters; Other Information - The Trust
                                                                  and Its Shares

Item 7.              Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                  Information - Determination of Net Asset Value;
                                                                  Management

Item 8.              Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.              Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                            (All other Prospectuses)

                                     PART A

                          Not Applicable to this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

(SAI offering Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund)

                                     PART B

Form N-1A Item No.                                                Location in Statement of Additional Information
------------------                                                -----------------------------------------------

Item 10.             Cover Page                                   Cover Page

Item 11.             Table of Contents                            Cover Page

Item 12.             General Information and History              General; Management; Other Information

Item 13.             Investment Objectives and Other Policies     Investment Policies; Investment Limitations;
                                                                  Investments by Financial Institutions

Item 14.             Management of the Fund                       Management

Item 15.             Control Persons and Principal Holders of     Other Information - Shareholdings
                     Securities


Item 16.             Investment Advisory and Other Services       Management; Other Information - Custodian,
                                                                  Counsel, Auditors


Item 17.             Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.             Capital Stock and Other Securities           Other Information

Item 19.             Purchase, Redemption and Pricing of          Determination of Net Asset Value; Additional
                     Securities Being Offered                     Purchase and Redemption Information

Item 20.             Tax Status                                   Taxation

Item 21.             Underwriters                                 Management

Item 22.             Calculation of Performance Data              Performance Data

Item 23.             Financial Statements                         Financial Statements

                              CROSS REFERENCE SHEET
                                (All other SAIs)

                                     PART B

                          Not Applicable to this Filing

FORUM FUNDS
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Government Obligations Fund
Daily Assets Cash Fund
Daily Assets Municipal Fund


                                   PROSPECTUS
                                 January 1, 1999
--------------------------------------------------------------------------------
THIS PROSPECTUS OFFERS INVESTOR SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED, OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
          DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1999 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Shareholder Services, LLC, at P.O. Box 446, Portland, Maine 04112,
(207) 879-0001 or (800) 94FORUM.

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                                      TABLE OF CONTENTS
1.   Prospectus Summary..............................   2         5.   Purchases and Redemptions of Shares.............    12
2.   Financial Highlights............................   5         6.   Distributions and Tax Matters...................    17
3.   Investment Objectives and Policies..............   6         7.   Other Information...............................    19
4.   Management......................................  10

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE PORTFOLIOS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Investor class ("Investor Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

     Daily Assets Treasury Obligations Fund          Treasury Cash Portfolio
     Daily Assets Government Fund                    Government Portfolio
     Daily Assets Government Obligations Fund        Government Cash Portfolio
     Daily Assets Cash Fund                          Cash Portfolio
     Daily Assets Municipal Fund                     Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Investor Shares are sold through this Prospectus. Institutional Shares and Institutional Service Shares are each offered by a separate prospectus.
See "Other Information -- Fund Structure -- Other Classes of Shares."

MANAGEMENT. Forum Administrative Services, LLC ("FAdS") supervises the overall management of the Funds and the Portfolios and Forum Fund Services, LLC ("FFS") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("FIA") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Shareholder Services, LLC ("FSS"). See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which FAdS and FFS, respectively, are compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $10,000 ($2,000 for IRAs, $2,500 for exchanges). The minimum subsequent investment is $500. Investor Shares may be purchased and redeemed Monday through Friday, between 8:00 a.m. and 6:00 p.m., Eastern time, except on the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal
Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

Shares of one or more of the Funds may not be currently offered for sale in your state.

EXCHANGES. Shareholders of a Fund may exchange Investor Shares without charge for Investor Shares of the other Funds and for the shares of other certain mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, all securities, including U.S. Government Securities, involve some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management."

EXPENSES OF INVESTING IN THE FUNDS

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                                 Daily Assets       Daily Assets        Daily Assets     Daily Assets  Daily Assets
                                                   Treasury          Government          Government          Cash       Municipal
                                               Obligations Fund         Fund          Obligations Fund       Fund         Fund

Management Fees (after waivers)(2)                  0.14%               0.15%              0.14%             0.14%         0.15%
Rule 12b-1 Fees(after waivers)(3)                   0.30%               0.15%              0.30%             0.30%         0.30%
Other Expenses(4)
  (after expense reimbursements)                    0.46%               0.45%              0.46%             0.46%         0.45%
                                                    -----               -----              -----             -----         -----
Total Operating Expenses                            0.90%               0.75%              0.90%             0.90%         0.90%

(1) For a further description of the various expenses incurred in the operation of the Funds and Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1999. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios.
(3) Absent waivers, Rule 12b-1 fees would be 0.50% for each Fund except Daily Assets Government Fund. Shareholders may pay Rule 12b-1 fees totaling in the aggregate more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
(4) Absent estimated reimbursements by FIA and its affiliates, Other Expenses and Total Operating Expenses would be: 0.70% and 1.34%, respectively, for Daily Assets Treasury Obligations Portfolio; 0.75% and 1.05%, respectively, for Daily Assets Government Fund; 0.75% and 1.39%, respectively, for Daily Assets Government Obligations Fund; 0.80% and 1.44%, respectively, for Daily Assets Cash Fund; and 0.80% and 1.45%, respectively, for Daily Assets Municipal Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.


EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares would pay assuming (1) the investment of all of the Fund's assets in the Portfolio, (2) a $1,000 investment in the Fund, (3) a 5% annual return, (4) the reinvestment of all distributions and (5) redemption at the end of each period:

                                                 One Year         Three Years      Five Years         Ten Years
                                                 --------         -----------      ----------         ---------

Daily Assets Government Fund                        $8                $24              $42               $93
Each Other Fund                                     $9                $29              $50              $111


The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS


The following information represents selected data for a single outstanding Investor Share of the Funds offering Investor Shares for the period indicated. As of August 31, 1998, Investor Shares of Daily Assets Government Fund had not commenced operations. Prior to the offering of Investor Shares, Daily Assets Government Fund and Daily Assets Cash Fund had commenced operations; selected data for a single outstanding Institutional Service Share of the Funds since their inception is also shown. Information for each of the years or periods ended August 31 were audited by KPMG Peat Marwick LLP, independent auditors, whose report dated October 6, 1998 expressed an unqualified opinion on this information. Information for Daily Assets Government Fund for each of the years or periods prior to March 31, 1997 was audited by other independent auditors. The Funds' financial statements and independent auditors' report are included in the Funds' annual report which is incorporated by reference into the SAI and may be obtained without charge.


As of August 31, 1998, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio had net assets of $264,844,947; $46,762,986; $717,124,347, $607,340,844, and $20,834,474
respectively.

                                                                                                Ratio to Average Net Assets
                                               Beginning                Distributions           ---------------------------
                                               Net Asset       Net       From Net    Ending Net                    Net
                                               Value Per   Investment   Investment      Asset         Net      Investment
                                                 Share       Income       Income     Value Per     Expenses      Income
                                                 -----       ------       ------        Share      --------      ------
                                                                                        -----
DAILY ASSETS TREASURY OBLIGATIONS FUND
 INVESTOR SHARES

  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)       $1.00       0.78%(3)      5.06%(3)


DAILY ASSETS GOVERNMENT FUND
 INSTITUTIONAL SERVICE SHARES

  Year ended August 31, 1998                     $1.00         0.05        (0.05)       $1.00       0.46%         4.93%
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)        1.00       0.50%(3)      4.76%(3)
  Year Ended March 31, 1997                       1.00         0.05        (0.05)        1.00       0.50%         4.70%
  Year Ended March 31, 1996                       1.00         0.05        (0.05)        1.00       0.50%         5.01%
  Year Ended March 31, 1995                       1.00         0.04        (0.04)        1.00       0.37%         4.45%
  Year Ended March 31, 1994                       1.00         0.03        (0.03)        1.00       0.33%         2.82%
  July 1, 1992 to March 31, 1993                  1.00         0.02        (0.02)        1.00       0.32%(3)      2.92%(3)


DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
 INVESTOR SHARES

  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)       $1.00       0.78%(3)      5.06%(3)



DAILY ASSETS CASH FUND
 INVESTOR SHARES

  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)       $1.00       0.78%(3)      5.25%(3)



 INSTITUTIONAL SERVICE SHARES
  Year ended August 31, 1998                     $1.00         0.05        (0.05)       $1.00       0.46%         5.22%
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)        1.00       0.52%(3)      5.06%(3)%

DAILY ASSETS MUNICIPAL FUND
 INVESTOR SHARES

  Period ended August 31, 1998 (2)               $1.00         0.01        (0.01)       $1.00       0.78%(3)      2.53%(3)




                            Ratio of
              Net Assets      Gross
                End of      Expenses
                Period     to Average
   Total         (000s     Net Assets(1)
   Return      Omitted)    -------------
   ------      --------


    0.89%     $     10      727.11%(3)





    5.04%     $  9,485        0.91%(3)
    2.01%       44,116        0.95%(3)
    4.80%       43,975        0.99%
    5.18%       43,103        1.06%
    4.45%       36,329        1.10%
    2.83%       26,505        1.17%
    3.13%(3)     4,687        2.43%(3)





    0.90%     $     10      766.21%(3)






    5.91%     $     10      709.02%(3)




    5.34%     $  5,235        0.90%
    4.70%       12,076        1.22%(3)




    0.06%     $        10   749.20%(3)




(1) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and expense reimbursements for the Fund and its respective Portfolio.

(2) The Trust commenced the offering of the Investor Share class of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund on August 6, 1998.

(3)  Annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of the Core Trust's Board of Trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's Board of Trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund except Daily Assets Municipal Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective or maintain a stable net asset value.

INVESTMENT POLICIES

Each Portfolio invests only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by FIA, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (2) are otherwise unrated and determined by FIA to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's, A Division of The McGraw Hill Companies, and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 of the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes.

Among the U.S. Government Securities in which the Portfolio may invest are U.S. Treasury Securities and obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.


DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (1) obligations of domestic financial institutions, (2) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Portfolio") and (3) corporate debt obligations of domestic issuers.


Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.


Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933 (the "1933 Act"). These "restricted securities" are restricted as to disposition under the Federal securities laws in that the sale of these securities may not be made absent registration under the 1933 Act or an appropriate exemption therefrom.

DAILY ASSETS MUNICIPAL FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.


THE SHORT-TERM MUNICIPAL SECURITIES MARKET. The Portfolio may invest a substantial portion of its portfolio in municipal securities supported by credit and liquidity enhancements (i.e. letters of credit not covered by federal deposit insurance or put or demand features of third party financial institutions, generally domestic and foreign banks. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after FIA has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk. Such investments will expose the Portfolio to risks pertaining to the banking industry, including the foreign banking industry such as interest rate and credit risk.


The Portfolio may purchase variable rate demand notes ("VRDN") which are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer). They may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. Tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement by a third party financial institution to grant the security holders an option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.


The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates.


The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid.

MUNICIPAL BONDS AND NOTES. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are payable from revenues derived from a particular facility, class of facilities or the proceeds of a special excise or other tax, but not from general tax revenues. "Moral obligation" bonds are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve Portfolio that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities.


MUNICIPAL LEASES. Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.


PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES


Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act) (a "fundamental policy"). Except as otherwise indicated in this Prospectus or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval (a "nonfundamental policy"). Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invets in other money funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

BORROWING. As a fundamental policy, each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. As a fundamental policy of Government Portfolio and as a nonfundamental policy for each other Portfolio, borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which FIA believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. FIA monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. In order to assure itself of being able to obtain securities at prices which FIA believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain long-term U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.


No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Portfolios and meets periodically to review the results of the Portfolios, monitor investment activities and practices and discuss other matters affecting the Portfolios and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION


Subject to the supervision of the Board, FAdS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAdS receives a fee at an annual rate of 0.05% of the daily net assets of each Portfolio. FAdS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Portfolios. For its administrative services to the Portfolios, FAdS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

                    FFS acts as the agent of the Trust in connection with the offering of shares of the Portfolios. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Portfolio's Investor Shares. Under the Plan, FFS receives a fee at an annual rate of 0.50% of the average daily net assets of each Fund attributable to Investor Shares (except Daily Assets Government Fund) as compensation for FFS's services as distributor. FFS receives a fee at an annual rate of 0.15% of the average daily net assets of Daily Assets Goevernment Fund attributable to Investor Shares as compensation for its services under the Plan. From this amount, FFS may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. If the distribution related expenses of FFS exceed its Rule 12b-1 fees for any Portfolio, the Portfolio will not be obligated to pay FSS an additional amount. If FFS's distribution related expenses are less than its Rule 12b-1 fees, FSS will realize a profit.

FAdS, FFS, FIA, FAcS and FSS are members of the Forum Financial Group of Companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust and FAdS and FFS provide administration services to registered investment companies with assets of approximately $47.7 billion.


INVESTMENT ADVISER

Subject to the general supervision of the Core Trust Board, FIA makes investment decisions for each Portfolio and monitors the Portfolios' investments. FIA, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to seven other mutual Portfolios. Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provided professional management of those Portfolios' investments, and Forum Advisors, Inc. served as investment adviser to Government Portfolio and provided professional management of that Portfolio's investments. Linden and Forum Advisors, Inc. also acted as investment subadvisers to each Portfolio that they did not manage on a daily basis. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized into FIA.

Anthony R. Fischer, Jr. is primarily responsible for the day-to-day management of the Portfolios. Mr. Fischer was the sole stockholder and President of Linden Asset Management, Inc. from 1992 until January 2, 1998. He has been primarily responsible for the day-to-day management of Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio since their inception. Mr. Fischer has over twenty-five years experience in the money market industry and during that time has managed money market investment portfolios for various banks and investment firms.


For its services, FIA receives an advisory fee at an annual rate of 0.05% of Government Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, FIA receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). FIA's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.


SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to FSS at the address and telephone numbers on the first page of this Prospectus. FSS maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of FSS's agreement with the Trust. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. For its services, FSS is paid a fee at an annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAdS's service activities with respect to the Investor Shares, the Trust shall pay FAdS a fee at an annual rate of 0.25% of the average daily net assets attributable to Investor Shares. FAdS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by FSS. As compensation for its services, the shareholder servicing agent is paid a fee by FAdS of up to 0.25% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by FSS. Each Fund's net asset value is determined as of 4:00 p.m., Eastern time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by FSS as follows:

                                                    Order Must be                     Payment Must be
                                                     Received by                        Received by
                                                     -----------                        -----------
Daily Assets Government Fund and
Daily Assets Municipal Fund                   12:00 p.m., Eastern time            4:00 p.m., Eastern time
All other Funds                                2:00 p.m., Eastern time            4:00 p.m., Eastern time

If a purchase order is transmitted to FSS (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Government Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, FSS will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.
During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

There is a $10,000 minimum for initial investments in each Fund ($2,000 for individual retirement accounts, $2,500 for exchanges).

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to FSS. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within on the next business day after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171
                  Re: [Name of Fund] - Investor Shares
                  Account #:_____________________________
                  Account Name:__________________________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished prior to 4:00 p.m., Eastern time. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions including affiliates of FSS. These financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any financial institutions to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their financial institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain financial institutions may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers.

SUBSEQUENT PURCHASES OF SHARES

There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. All certificates submitted for redemption must be endorsed by the shareholder and have a signature guarantee. See "Purchases and Redemptions - Other Redemption Matters."

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by FSS.


AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) the proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.


Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.


FSS  will  deem  a  shareholder's   account  "lost"  if  correspondence  to  the
shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost, all distributions on the account will be reinvested in additional shares of the Fund Portfolio. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.


EXCHANGES

Shareholders may exchange their shares for Investor Shares of any other Fund, for shares of the other funds of the Trust or for shares of any other mutual fund administered by FAdS that participates with the Funds in the exchange program. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The minimum amount required to open an account in a Fund through an exchange from another fund (other than the Funds) is $2,500. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

Each Fund (other than Daily Assets Municipal Fund) may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $500. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions of net investment income reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net capital gain from capital assets held for more than one year over net losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the AMT.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Municipal Cash Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Government Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (1) derived from each type of obligation in which a Fund has invested, (2) derived from the obligations of issuers in the various states and (3) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently twenty-two series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.


As of December 1, 1998, Bank of New Hampshire may be deemed to have controlled Daily Assets Treasury Obligations Fund and Daily Assets Municipal Fund, H.M. Payson & Co. may be deemed to have controlled Daily Assets Government Fund, Peoples Heritage Bank may be deemed to have controlled Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund, and National City Bank of Evansville may be deemed to have controlled Daily Assets Cash Fund through investment in the Funds by their customers From time to time, these shareholders or other shareholders may own a large percentage of shares of a Fund and accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.


FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Institutional Service Shares. Institutional Shares have an investment minimum of $1,000,000. Institutional Service Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Institutional Shares and Institutional Service Shares incur less expenses than Investor Shares. See "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Government Fund and Daily Assets Municipal Fund are the only investors (other than FAdS or its affiliates) that have invested in Government Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAdS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FORUM FUNDS
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Government Obligations Fund
Daily Assets Cash Fund
Daily Assets Municipal Fund

                                   PROSPECTUS
                                 January 1, 1999
--------------------------------------------------------------------------------
THIS PROSPECTUS OFFERS INSTITUTIONAL SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
          DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1999 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Shareholder Services, LLC, at P.O. Box 446, Portland, Maine 04112,
(207) 879-0001 or (800) 94FORUM.

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                           TABLE OF CONTENTS

1.   Prospectus Summary......................  2      5.    Purchases and Redemptions of Shares......  12
2.   Financial Highlights....................  4      6.    Distributions and Tax Matters............  17
3.   Investment Objectives and Policies......  6      7.    Other Information........................  19
4.   Management.............................. 11

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This  Prospectus  offers  shares  of  the  Institutional  class  ("Institutional
Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

  Daily Assets Treasury Obligations Fund               Treasury Cash Portfolio
  Daily Assets Government Fund                         Government Portfolio
  Daily Assets Government Obligations Fund             Government Cash Portfolio
  Daily Assets Cash Fund                               Cash Portfolio
  Daily Assets Municipal Fund                          Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Shares are sold through this Prospectus. Institutional Service Shares and Investor Shares are each offered by a separate prospectus. See "Other Information -- Fund Structure -- Other Classes of Shares."

MANAGEMENT. Forum Administrative Services, LLC ("FAdS") supervises the overall management of the Funds and the Portfolios and Forum Fund Services, LLC ("FFS") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("FIA") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Shareholder Services, LLC ("FSS"). See "Management" for a description of the services provided and fees charged to the Funds.

PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Shares is $1,000,000. Institutional Shares may be purchased and redeemed Monday through Friday, between 8:00 a.m. and 6:00 p.m., Eastern time, except on the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

Shares of one or more of the Funds may not be currently offered for sale in your state.

EXCHANGES. Shareholders of a Fund may exchange Institutional Shares without charge for Institutional Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest only in money market instruments, all securities, including U.S. Government Securities, involve some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management."

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                      Daily Assets      Daily Assets      Daily Assets     Daily Assets      Daily Assets
                                        Treasury         Government        Government          Cash            Municipal
                                    Obligations Fund        Fund        Obligations Fund       Fund              Fund
                                    ----------------        ----        ----------------       ----              ----

Management Fees(2)                        0.14%             0.15%             0.14%            0.14%             0.15%
Other Expenses(3)
     (after expense reimbursements)       0.06%             0.05%             0.06%            0.06%             0.05%
                                          -----             -----             -----            -----             -----
Total Operating Expenses                  0.20%             0.20%             0.20%            0.20%             0.20%

(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated expenses for the Funds' fiscal year ending August 31, 1999. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration and investment advisory fees incurred by the Funds and the Portfolios.
(3) Absent estimated reimbursements by FIA and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.15% and 0.29%, respectively, for Daily Assets Treasury Obligations Fund; 0.17 % and 0.32%, respectively, for Daily Assets Government Fund; 0.17% and 0.31%, respectively, for Daily Assets
Government Obligations Fund; 0.19% and 0.33%, respectively, for Daily Assets Cash Fund; and 0.19% and 0.34%, respectively, for Daily Assets Municipal Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.


EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares would pay assuming (1) the investment of all of the Fund's assets in the Portfolio, (2) a $1,000 investment in the Fund, (3) a 5% annual return, (4) the reinvestment of all distributions and (5) redemption at the end of each period:

                                       One Year          Three Years       Five Years        Ten Years
                                       --------          -----------       ----------        ---------

Each Fund                                 $2                $6                $11               $26


The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS


The following  information  represents  selected  data for a single  outstanding
Institutional Share of the Funds for the period indicated. Prior to offering Institutional Shares, Daily Assets Government Fund and Daily Assets Cash Fund had commenced operations; selected data for a single outstanding Institutional Service Share of the Funds since their inception is also shown. Information for each of the years or periods ended August 31 were audited by KPMG Peat Marwick LLP, independent auditors, whose report dated October 6th, 1998 expressed an unqualified opinion on this information. Information for Daily Assets Government Fund for each of the years or periods prior to March 31, 1997 was audited by other independent auditors. The financial statements and independent auditors' report thereon for the fiscal year ended August 31, 1998 are included in the Funds' annual report and are incorporated by reference into the SAI and may be obtained from the Trust without charge.


As of August 31, 1998, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio had net assets of $264,844,947; $46,762,986; $717,124,357, $607,340,844, and $20,834,474
respectively.

                                                                                                Ratio to Average Net Assets
                                                                                                ---------------------------
                                               Beginning                Distributions
                                               Net Asset       Net       From Net    Ending Net                    Net
                                               Value Per   Investment   Investment      Asset         Net      Investment
                                                 Share       Income       Income     Value Per     Expenses      Income
                                                 -----       ------       ------        Share      --------      ------
DAILY ASSETS TREASURY OBLIGATIONS FUND                                                  -----
 INSTITUTIONAL SHARES

  Period ended August 31, 1998 (2)               $1.00         0.03        (0.03)       $1.00       0.20%(3)      5.41%(3)


DAILY ASSETS GOVERNMENT FUND
 INSTITUTIONAL SHARES

  Period ended August 31, 1998 (2)               $1.00         0.01        (0.01)       $1.00       0.20%(3)      5.26%(3)

 INSTITUTIONAL SERVICE SHARES
  Period ended August 31, 1998                   $1.00         0.05        (0.05)       $1.00       0.46%         4.93%(3)
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)        1.00       0.50%(3)      4.76%(3)
  Year Ended March 31, 1997                       1.00         0.05        (0.05)        1.00       0.50%         4.70%
  Year Ended March 31, 1996                       1.00         0.05        (0.05)        1.00       0.50%         5.01%
  Year Ended March 31, 1995                       1.00         0.04        (0.04)        1.00       0.37%         4.45%
  Year Ended March 31, 1994                       1.00         0.03        (0.03)        1.00       0.33%         2.82%
  July 1, 1992 to March 31, 1993                  1.00         0.02        (0.02)        1.00       0.32%(3)      2.92%(3)



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
 INSTITUTIONAL SHARES
  Period ended August 31, 1998 (2)               $1.00         0.03        (0.03)       $1.00       0.20%(3)      5.43%(3)

DAILY ASSETS CASH FUND
 INSTITUTIONAL SHARES
  Period ended August 31, 1998 (2)               $1.00         0.03        (0.03)       $1.00       0.20%(3)      5.46%(3)

 INSTITUTIONAL SERVICE SHARES
  Year ended August 31, 1998                     $1.00         0.05        (0.05)       $1.00       0.46%         5.22%
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)        1.00       0.52%(3)      5.06%(3)%

DAILY ASSETS MUNICIPAL FUND
 INSTITUTIONAL SHARES
  Period ended  August 31, 1998 (2)              $1.00         0.01        (0.01)       $1.00       0.12%(3)      3.16%(3)




                         Ratio of
            Net Assets      Gross
              End of      Expenses
              Period     to Average
 Total         (000s     Net Assets(1)
 Return      Omitted)    -------------
 ------      --------


  3.34%     $110,561        0.47%(3)





  0.89%     $ 36,095        0.69%(3)


  5.04%     $   9,485       0.91%
  2.01%       44,116        0.95%(3)
  4.80%       43,975        0.99%
  5.18%       43,103        1.06%
  4.45%       36,329        1.10%
  2.83%       26,505        1.17%
  3.13%(3)     4,687        2.43%(3)





  3.24%     $ 15,352        0.74%(3)



  2.70%     $ 28,396        0.68%(3)


  5.34%     $  5,235        0.90%
  4.70%       12,076        1.22%(3)



  0.59%     $ 20,773        1.26%(3)




(1) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its respective Portfolio.

(2) The Trust commenced the offering of the Institutional Share Class of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund on January 22, 1998, July 1, 1998, January 30, 1998, March 13, 1998, and June 25, 1998, respectively.

(3) Annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of the Core Trust's Board of Trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's Board of Trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund except Daily Assets Municipal Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective or maintain a stable net asset value.

INVESTMENT POLICIES

Each Portfolio invests only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by FIA, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (2) are otherwise unrated and determined by FIA to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's, A Division of The McGraw Hill Companies, and Moody's Investors Service, Inc., is contained in the SAI.

Each Fund invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 of the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes.

Among the U.S. Government Securities in which the Portfolio may invest are U.S. Treasury Securities and obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.


DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (1) obligations of domestic financial institutions, (2) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(3) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933 (the "1933 Act"). These "restricted securities" are restricted as to disposition under the Federal securities laws in that the sale of these securities may not be made absent registration under the 1933 Act or an appropriate exemption therefrom.

DAILY ASSETS MUNICIPAL FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. The Portfolio may invest a substantial portion of its portfolio in municipal securities supported by credit and liquidity enhancements (i.e., letters of credit not covered by federal deposit insurance or put or demand features of third party financial institutions, generally domestic and foreign banks. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after FIA has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk. Such investments will expose the Portfolio to risks pertaining to the banking industry, including the foreign banking industry, such as interest rate and credit risk.

The Portfolio may purchase variable rate demand notes ("VRDN") which are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer). They may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. Tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution to grant the security holders an option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid.

MUNICIPAL BONDS AND NOTES. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are payable from revenues derived from a particular facility, class of facilities or, the proceeds of a special excise or other tax, but not from general tax revenues. "Moral obligation" bonds are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities.

MUNICIPAL LEASES. Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES


Each Fund's and each Portfolio's investment objective and certain investment limitations, as described herein and in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act) (a "fundamental policy"). Except as otherwise indicated in this Prospectus or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval (a "nonfundamental policy"). Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invets in other money funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

BORROWING. As a fundamental investment policy, each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. As a fundamental policy for Government Portfolio and as a nonfundamental policy for each other Portfolio, borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.


REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. The Portfoliod, however, intend to enter into repurchase agreements only with sellers which FIA believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. FIA monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which FIA believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain long-term U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.


No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAdS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAdS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAdS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAdS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

FFS acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.


FAdS, FFS, FIA, FAcS and FSS are members of the Forum Financial Group of Companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust, and FAdS and FFS provided administration services to registered investment companies with assets of approximately $47.7 billion.


INVESTMENT ADVISER

Subject to the general supervision of the Core Trust Board, FIA makes investment decisions for each Portfolio and monitors the Portfolios' investments. FIA, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to seven other mutual funds. Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provided professional management of those Portfolios' investments, and Forum Advisors, Inc. served as investment adviser to Government Portfolio and provided professional management of that Portfolio's investments. Linden and Forum Advisors, Inc. also acted as investment subadvisers to each Portfolio that they did not manage on a daily basis. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized into FIA.

Anthony R. Fischer, Jr. is primarily responsible for the day-to-day management of the Portfolios. Mr. Fischer was the sole stockholder and President of Linden Asset Management, Inc. from 1992 until January 2, 1998. He has been primarily responsible for the day-to-day management of Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio since their inception. Mr. Fischer has over twenty-five years experience in the money market industry and during that time has managed money market investment portfolios for various banks and investment firms.

For its services, FIA receives an advisory fee at an annual rate of 0.05% of Government Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, FIA receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). FIA's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.

SHAREHOLDER SERVICING

Shareholder inquiries and communications concerning the Funds may be directed to FSS at the address and telephone numbers on the first page of this Prospectus. FSS maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of FSS's agreement with the Trust. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. For its services, FSS is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by FSS. Each Fund's net asset value is determined as of 4:00 p.m., Eastern time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by FSS as follows:

                                                         Order Must be                      Payment Must be
                                                           Received by                        Received by
                                                           -----------                        -----------
Daily Assets Government Fund and
Daily Assets Municipal Fund                           12:00 p.m., Eastern time            4:00 p.m., Eastern time
All other Funds                                        2:00 p.m., Eastern time            4:00 p.m., Eastern time

If a purchase order is transmitted to FSS (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Government Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern time, in the case of each other Fund, FSS will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.
During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

There is a $1,000,000 minimum for initial investments in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to FSS. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds on the next business day after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.


BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:


         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171
                  Re: [Name of Fund] - Institutional Shares
                  Account #:__________________________________
                  Account Name:_______________________________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished prior to 4:00p.m, Eastern time.. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions, including affiliates of FSS. These financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any financial institution to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their financial institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain financial institutions may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers.

SUBSEQUENT PURCHASES OF SHARES


Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.


Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.


BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder and in some cases must have a signature guarantee. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "Purchases and Redemptions of Shares - Other Redemption Matters."


BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by FSS.


OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) the proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.


Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

FSS  will  deem  a  shareholder's   account  "lost"  if  correspondence  to  the
shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for Institutional Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the Fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions of net investment income reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held more than one year over net losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain regardless of how long a shareholder has held shares in the Fund.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Government Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portion of total distributions paid to the shareholder that is (1) derived from each type of obligation in which a Fund has invested, (2) derived from the obligations of issuers in the various states and (3) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently twenty-two series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.


As of December 1, 1998, Bank of New Hampshire may be deemed to have controlled Daily Assets Treasury Obligations and Daily Assets Municipal Fund, H.M. Payson & Co. may be deemed to have controlled Daily Assets Government Fund, Peoples Heritage Bank may be deemed to have controlled Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund, and National City Bank of Evansville may be deemed to have controlled and Daily Assets Cash Fund through investment in the Funds by their customers. From time to time, these shareholders or other shareholders may own a large percentage of the shares of a Fund and accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Service Shares and Investor Shares. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Service Shares and Investor Shares incur more expenses than Institutional Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Government Fund and Daily Assets Municipal Fund are the only investors (other than FAdS or its affiliates) that have invested in Government Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAdS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 207-879-1900. If an investor invests through a financial institution, the investor may also contact the investor's financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FORUM FUNDS
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Government Obligations Fund
Daily Assets Cash Fund
Daily Assets Municipal Fund

                                   PROSPECTUS
                                 January 1, 1999
--------------------------------------------------------------------------------
THIS PROSPECTUS OFFERS INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED, OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY  ASSETS CASH FUND  invests in a broad  spectrum of  high-quality
          money  market   instruments.
          DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1999 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Shareholder Services, LLC, at P.O. Box 446, Portland, Maine 04112,
(207) 879-0001 or (800) 94FORUM.

    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                                            TABLE OF CONTENTS
1.   Prospectus Summary......................  2       5.   Purchases and Redemptions of Shares......   11
2.   Financial Highlights....................  4       6.   Distributions and Tax Matters............   15
3.   Investment Objectives and Policies......  5       7.   Other Information........................   17
4.   Management..............................  9

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS


This Prospectus offers shares of the Institutional Service class ("Institutional Service Shares") of each of the Funds. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:


    Daily Assets Treasury Obligations Fund         Treasury Cash Portfolio
    Daily Assets Government Fund                   Government Portfolio
    Daily Assets Government Obligations Fund       Government Cash Portfolio
    Daily Assets Cash Fund                         Cash Portfolio
    Daily Assets Municipal Fund                    Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Service Shares are sold through this Prospectus. Institutional Shares and Investor Shares are each offered by a separate prospectus. See "Other Information -- Fund Structure --Other Classes of Shares."

MANAGEMENT. Forum Administrative Services, LLC ("FAdS") supervises the overall management of the Funds and the Portfolios and Forum Fund Services, Inc. ("FFS") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("FIA") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Shareholder Services, LLC ("FSS"). See "Management" for a description of the services provided and fees charged to the Funds.

SHAREHOLDER SERVICING. The Trust has adopted a Shareholder Service Plan relating to Institutional Service Shares under which FAdS is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Service Shares is $100,000. Institutional Service Shares may be purchased and redeemed Monday through Friday, between 8:00 a.m. and 6:00 p.m., Eastern time, except on the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by FSS in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Government Fund and Daily Assets Municipal Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

Shares of one or more of the Fund may not be offered for sale in your state.

EXCHANGES. Shareholders of a Fund may exchange Institutional Service Shares without charge for Institutional Service Shares of the other Funds and for shares of certain mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Funds invest only in money market instruments, all securities, including U.S. Government Securities, involve some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal.

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Service Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares. For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management."

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                      Daily Assets      Daily Assets      Daily Assets     Daily Assets      Daily Assets
                                        Treasury         Government        Government          Cash            Municipal
                                    Obligations Fund        Fund        Obligations Fund       Fund              Fund
                                    ----------------        ----        ----------------       ----              ----

Management Fees(2)                        0.14%             0.11%             0.14%            0.09%             0.15%
Other Expenses(3)
     (after expense reimbursements)       0.31%             0.35%             0.31%            0.37%             0.30%
                                          -----             -----             -----            -----             -----
Total Operating Expenses                  0.45%             0.46%             0.45%            0.46%             0.45%

(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for Daily Assets Government Fund and Daily Assets Cash Fund is based on the Funds' expenses for the last fiscal year ended August 31, 1998; the amount of expenses for each other Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1999. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios. Absent fee waivers, Management Fees would be 0.17% for Daily Assets Government Fund and 0.15% for Daily Assets Cash Fund.
(3) Absent estimated fee waivers and expense reimbursements by FIA and its affiliates, Other Expenses and Total Operating Expenses would be: 0.36% and 0.50%%, respectively, for Daily Assets Treasury Obligations Fund; 0.40% and 0.54%, respectively, for Daily Assets Government Obligations Fund; and 0.43%% and 0.58%%, respectively, for Daily Assets Municipal Fund. Absent actual reimbursements by FIA and its affiliates, Other Expenses and Total Operating Expenses would be 0.74% and 0.91%, respectively, for Daily Assets Government Fund and 0.75% and 0.90%, respectively, for Daily Assets Cash Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.


EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Service Shares would pay assuming (1) the investment of all of the Fund's assets in the Portfolio, (2) a $1,000 investment in the Fund, (3) a 5% annual return, (4) the reinvestment of all distributions and (5) redemption at the end of each period:

                                                          One Year         Three Years      Five Years         Ten Years
                                                          --------         -----------      ----------         ---------

Daily Assets Treasury Obligations Fund                       $5                $14              $25               $57
Daily Assets Government Fund                                 $5                $15              $26               $58
Daily Assets Government Obligations Fund                     $5                $14              $25               $57
Daily Assets Cash Fund                                       $5                $15              $26               $58
Daily Assets Municipal Fund                                  $6                $14              $25               $57


The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS


The following information represents selected data for a single outstanding Institutional Service Share of the Funds for the periods indicated. Information for each of the years or periods ended August 31 were audited by KPMG Peat Marwick LLP, independent auditors whose report dated October 6, 1998 expressed an unqualified opinion on this information. Information for Daily Assets Government Fund for each of the years or periods prior to March 31, 1997 was audited by other independent auditors. The Funds' financial statements and independent auditors' report thereon for the fiscal year ended August 31, 1998 are included in the Funds' annual report, which is incorporated by reference into the SAI and may be obtained from the Trust without charge.


As of August 31, 1998, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio had net assets of $264,844,947; $46,762,986; $717,124,357, $607,340,844, and $20,834,474
respectively.

                                                                                                 Ratio to Average Net Assets
                                               Beginning              Distributions  Ending Net  ---------------------------
                                               Net Asset       Net       From Net      Asset                      Net
                                               Value Per   Investment   Investment    Value Per      Net      Investment
                                                 Share       Income       Income       Share       Expenses      Income
                                                 -----       ------       ------       -----       --------      ------
DAILY ASSETS TREASURY OBLIGATIONS FUND
 INSTITUTIONAL SERVICE SHARES
  Period Ended August 31, 1998(2)                $1.00         0.02        (0.02)       $1.00       0.45%(3)      5.16%(3)

DAILY ASSETS GOVERNMENT FUND
 INSTITUTIONAL SERVICE SHARES
  Year ended August 31, 1998                     $1.00         0.05        (0.05)       $1.00       0.46%         4.93%
  April 1, 1997 to August 31, 1997                1.00         0.02        (0.02)        1.00       0.50%(3)      4.76%(3)
  Year Ended March 31, 1997                       1.00         0.05        (0.05)        1.00       0.50%         4.70%
  Year Ended March 31, 1996                       1.00         0.05        (0.05)        1.00       0.50%         5.01%
  Year Ended March 31, 1995                       1.00         0.04        (0.04)        1.00       0.37%         4.45%
  Year Ended March 31, 1994                       1.00         0.03        (0.03)        1.00       0.33%         2.82%
  July 1, 1992 to March 31, 1993                  1.00         0.02        (0.02)        1.00       0.32%(3)      2.92%(3)

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
 INSTITUTIONAL SERVICE SHARES
  Period ended August 31, 1998(2)                $1.00         0.02        (0.02)       $1.00       0.45%(3)      5.16%(3)

DAILY ASSETS CASH FUND
 INSTITUTIONAL SERVICE SHARES
  Year ended August 31, 1998                     $1.00         0.05        (0.05)       $1.00       0.46%         5.22%
  October 1, 1996 to August 31, 1997              1.00         0.05        (0.05)        1.00       0.52%(3)      5.06%(3)%

DAILY ASSETS MUNICIPAL FUND
 INSTITUTIONAL SERVICE SHARES

  Period ended August 31, 1998(2)_               $1.00         -            -           $1.00       0.59%(3)      2.76%(3)







             Net Assets
               End of         Gross
               Period       Expenses
  Total         (000s      to Average
  Return      Omitted)    Net Assets(1)
  ------      -------     ------------

   2.19%     $  4,448        1.53%(3)



   5.04%     $  9,485        0.91%
   2.01%       44,116        0.95%(3)
   4.80%       43,975        0.99%
   5.18%       43,103        1.06%
   4.45%       36,329        1.10%
   2.83%       26,505        1.17%
   3.13%(3)     4,687        2.43%(3)



   2.22%     $  2,390        2.13%(3)



   5.34%     $  5,235        0.90%
   4.70%       12,076        1.22%(3)




   0.20%     $       10    721.84%(3)




(1) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any fee waivers and expense reimbursements for the Fund and its respective Portfolio.

(2) The Trust commenced the offering of the Institutional Service Share class of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Municipal Fund on August 6, 1998.

(3)      Annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of the Core Trust's Board of Trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's Board of Trustees (the "Board")).

INVESTMENT OBJECTIVE

The investment objective of each Fund except Daily Assets Municipal Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective. There can be no assurance that any Fund or Portfolio will achieve its investment objective or maintain a stable net asset value.

INVESTMENT POLICIES

Each Portfolio invests only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by FIA, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (2) are otherwise unrated and determined by FIA to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's, A Division of The McGraw Hill Companies, and Moody's Investors Service, Inc., is contained in the SAI.

Each Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 of the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes.

Among the U.S. Government Securities in which the Portfolio may invest are U.S. Treasury Securities and obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Portfolio shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Portfolio from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Portfolio will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.


DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (1) obligations of domestic financial institutions, (2) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(3) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" without registration under the Securities Act of 1933 (the "1933 Act"). These "restricted securities" are restricted as to disposition under the Federal securities laws in that the sale of these securities may not be made absent registration under the 1933 Act or an appropriate exemption therefrom.

DAILY ASSETS MUNICIPAL FUND


Municipal Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").


The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. The Portfolio may invest a substantial portion of its portfolio in municipal securities supported by credit and liquidity enhancements (i.e. letters of credit not covered by federal deposit insurance or put or demand features of third party financial institutions, generally domestic and foreign banks. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after FIA has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk. Such investments will expose the Portfolio to risks pertaining to the banking industry, including the foreign banking industry such as interest rate and credit risk.

The Portfolio may purchase variable rate demand notes ("VRDN") which are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer). They may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. Tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution to grant the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid.


MUNICIPAL BONDS AND NOTES. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities.


MUNICIPAL LEASES. Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES


Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act)(a "fundamental policy"). Except as otherwise indicated in this Prospectus or SAI, investment policies of a Fund or of a Portfolio may be changed by the applicable board of trustees without shareholder approval (a "nonfundamental policy"). Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invests in other money funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.


BORROWING. As a fundamental policy, each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. As a fundamental policy of Government Portfolio and as a nonfundamental policy for each other Portfolio, borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.


REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. The Portfolios, however, intend to enter into repurchase agreements only with sellers which FIA believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. FIA monitors the liquidity of the Portfolios' investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which FIA believes might not be available at a future time, each Portfolio may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain long-term U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.


No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invest only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAdS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAdS receives a fee at an annual rate of

0.05% of the daily net assets of each Fund. FAdS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAdS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

FFS acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.


FAdS, FFS, FIA, FAcS and FSS are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust, and FAdS and FFS provided administration services to registered investment companies with assets of approximately $47.7 billion.


INVESTMENT ADVISER

Subject to the general supervision of the Core Trust Board, FIA makes investment decisions for each Portfolio and monitors the Portfolios' investments. FIA, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to seven other mutual funds. Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provided professional management of those Portfolios' investments, and Forum Advisors, Inc. served as investment adviser to Government Portfolio and provided professional management of that Portfolio's investments. Linden and Forum Advisors, Inc. also acted as investment subadvisers to each Portfolio that they did not manage on a daily basis. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized into FIA.

Anthony R. Fischer, Jr. is primarily responsible for the day-to-day management of the Portfolios. Mr. Fischer was the sole stockholder and President of Linden Asset Management, Inc. from 1992 until January 2, 1998. He has been primarily responsible for the day-to-day management of Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio since their inception. Mr. Fischer has over twenty-five years experience in the money market industry and during that time has managed money market investment portfolios for various banks and investment firms.


For its services, FIA receives an advisory fee at an annual rate of 0.05% of Government Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, FIA receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). FIA's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.


SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to FSS at the address and telephone numbers on the first page of this Prospectus. FSS maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. FSS is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of FSS's agreement with the Trust. FSS may pay those agents for their services, but no such payment will increase FSS's compensation from the Trust. For its services, FSS is paid a transfer agent fee at an annual rate of 0.10% of the average daily net assets of each Fund attributable to Institutional Service Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAdS's service activities with respect to the Institutional Service Shares, the Trust shall pay FAdS a fee at an annual rate of 0.25% of the average daily net assets attributable to Institutional Service Shares. FAdS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by FSS. As compensation for its services, the shareholder servicing agent is paid a fee by FAdS of up to 0.25% of the average daily net assets of Institutional Service Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.


PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by FSS. Each Fund's net asset value is determined as of 4:00 p.m., Eastern time.


Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by FSS as follows:

                                                     Order Must be                     Payment Must be
                                                      Received by                        Received by
                                                      -----------                        -----------
Daily Assets Government Fund and
Daily Assets Municipal Fund                    12:00 p.m., Eastern time            4:00 p.m., Eastern time
All other Funds                                 2:00 p.m., Eastern time            4:00 p.m., Eastern time

If a purchase order is transmitted to FSS (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Government Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern time, in the case of each other Fund, FSS will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which FSS must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.
During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

There is a $100,000 minimum for total initial investments through of by any financial institution in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to FSS. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds on the next business day after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to iForum Fundsi or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to iForum Funds.i No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveleris Checks is prohibited.


BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:


         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Shareholder Services, LLC
         Account #: 541-54171
                  Re: [Name of Fund] - Institutional Service Shares Account #:__________________________________
                  Account Name:_______________________________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished prior to 4:00 p.m., Eastern time. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions, including affiliates of FSS. These financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any financial institution to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their financial institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a financial institution may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain financial institutions may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a financial institution's customers directly to the financial institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the financial institution and its customers.

SUBSEQUENT PURCHASES OF SHARES


Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.


BY MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. All certificates submitted for redemption must be endorsed by the shareholder and have a signature guarantee. See "Purchases and Redemptions - Other Redemption Matters."


BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by FSS .


OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) the proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.


Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

FSS  will  deem  a  shareholder's   account  "lost"  if  correspondence  to  the
shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for Institutional Service Shares of any other Fund or for shares of any other mutual fund administered by FAdS that participates with the Funds in the exchange program. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the existing account. Shareholders may only exchange into a Fund if that Fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two Funds as next determined following receipt of proper instructions and all necessary supporting documents by the Fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions of net investment income reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain (i.e., the excess of net capital gain from capital assets held more than one year over losses from capital assets held for no more than one year) will be treated in the hands of the shareholders as long-term capital gain.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Government Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (1) derived from each type of obligation in which a Fund has invested, (2) derived from the obligations of issuers in the various states and (3) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Service Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a financial institution or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently twenty-two series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.


As of December 1, 1998, Bank of New Hampshire may be deemed to have controlled Daily Assets Treasury Obligations Fund and Daily Assets Municipal Fund, H.M. Payson & Co. may be deemed to have controlled Daily Assets Government Fund, Peoples Heritage Bank may be deemed to have controlled Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund, and National City Bank of Evansville may be deemed to have controlled Daily Assets Cash Fund through investment in the Funds by their customers. From time to time, these shareholders or other shareholders may own a large percentage of shares of a Fund and accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.


FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Service Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares have an investment minimum of $1,000,000. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Shares incur less expenses and Investor Shares incur more expenses than Institutional Service Shares. See "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Government Fund and Daily Assets Municipal Fund are the only investors (other than FAdS or its affiliates) that have invested in Government Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAdS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 207-879-1900. If an investor invests through a financial institution, the investor may also contact the investor's financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FORUM FUNDS

DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

Account Information and
Shareholder Servicing:                      Distributor:
         Forum Shareholder Services, LLC       Forum Fund Services, LLC
         P.O. Box 446                          Two Portland Square
         Portland, Maine  04112                Portland, Maine  04101
         (207) 879-0001                        (207) 879-1900
------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 1999

This Statement of Additional Information supplements the Prospectuses dated January 1, 1999, offering Investor Shares, Institutional Service Shares and Institutional Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, five portfolios of the Trust, and should be read only in conjunction with the applicable Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

                                TABLE OF CONTENTS
                                                                       Page

   1.       General                                                      2
   2.       Investment Policies                                          3
   3.       Investment Limitations                                      10
   4.       Investments by Financial Institutions                       13
   5.       Performance Data                                            15
   6.       Management                                                  17
   7.       Determination of Net Asset Value                            25
   8.       Portfolio Transactions                                      26
   9.       Additional Purchase and Redemption Information              27
   10.      Taxation                                                    28
   11.      Other Information                                           29
   12.      Financial Statements                                        31
            Appendix A - Description of Securities Ratings             A-1
            Appendix B - Performance Information                       B-1
            Appendix C - Miscellaneous Tables                          C-1
            Appendix D - Additional Advertising Materials              D-1

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. GENERAL

THE TRUST

The Trust is registered with the SEC as an open-end, management, investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of 22 series. The series of the Trust are as follows:

     Daily Assets Treasury Obligations Fund          Payson Value Fund
     Daily Assets Government Fund                    Payson Balanced Fund.
     Daily Assets Government Obligations Fund        Polaris Global Value Fund
     Daily Assets Cash Fund                          Austin Global Equity Fund
     Daily Assets Municipal Fund                     Oak Hall Equity Fund
                                                     Quadra Growth Fund
     Investors Bond Fund
     TaxSaver Bond Fund
     Investors High Grade Bond Fund
     Maine Municipal Bond Fund
     New Hampshire Bond Fund

     Investors Index Fund
     Investors Equity Fund
     Investors Growth Fund
     Small Company Opportunities Fund
     International Equity Fund
     Emerging Markets Fund

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"FIA" means Forum Investment Advisors, LLC.

"Board" means the Board of Trustees of the Trust.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"FAdS" means Forum Administrative Services, LLC.

"FSS" means Forum Shareholder Services, LLC

"FFS" means Forum Fund Services, LLC

"FAcS" means Forum Accounting Services, LLC.

"Fund" means Daily Assets Treasury  Obligations  Fund,  Daily Assets  Government
 Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund or Daily Assets Municipal Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, each a portfolio of Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Treasury Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"Trust" means Forum Funds.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

                             2. INVESTMENT POLICIES


Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio of Core Trust. The corresponding Portfolios of each Fund are:


    Fund                                               Portfolio
    ----                                               ---------
    Daily Assets Treasury Obligations Fund             Treasury Cash Portfolio
    Daily Assets Government Fund                       Government Portfolio
    Daily Assets Government Obligations Fund           Government Cash Portfolio
    Daily Assets Cash Fund                             Cash Portfolio
    Daily Assets Municipal Fund                        Municipal Cash Portfolio


Each Fund has a fundamental investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. The investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although this and the following sections provide supplemental information regarding the investment policies of the Portfolios (and the responsibilities of the Core Trust Board), they apply equally to the investment policies of the Funds (and the responsibilities of the Board).

Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.


RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, A Division of The McGraw Hill Companies ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolios use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. FIA , and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

SMALL BUSINESS ADMINISTRATION SECURITIES


Each Portfolio may purchase securities issued by the Small Business Administration ("SBA"). SBA securities are variable rate securities that carry the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (i) the Portfolio would have more than 15% of its net assets invested in SBA securities, (ii) the total unamortized premium on SBA Securities with a premium held by the Portfolio divided by the sum of the par amount of all SBA securities with a premium held by the portfolio would exceed 0.25% of the Portfolios' net assets or (iii) the total unamortized discount on SBA Securities with a discount held by the Portfolio divided by the sum of the par amount of all SBA securities with a discount held by the portfolio would exceed 0.25% of the Portfolios' net assets. Premium is the amount above par for which a security is purchased and discount is the amount below par for which a security is purchased.


MORTGAGE BACKED SECURITIES

The Portfolios may purchase adjustable rate mortgage backed or other asset backed securities that are U.S. Government Securities. Treasury Cash Portfolio may purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These types of securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.


Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Government Cash Portfolio and Cash Portfolio will only invest in adjustable rate MBSs that are U.S. Government Securities. MBSs represent interests in pools of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.


MBSs differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes in prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During periods of declining interest rates, income to the Portfolios derived from mortgages which are not prepaid will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolios will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolios to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolios' investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolios' portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolios may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. See "Investments By Financial Institutions - Investments by Shareholders that are Credit Unions-Treasury Cash Portfolio and Government Cash Portfolio." CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the FIA may, consistent with the investment objective and policies of a Portfolio, consider making investments in such new types of securities.


WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its custodian will set aside and maintain in a segregated account cash, U.S. Government Securities or other liquid securities with a market value at all times at least equal to the amount of its commitment.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determinations of liquidity to FIA and, with respect to certain types of restricted securities which may be deemed to be liquid, has adopted guidelines to be followed by the FIA. FIA takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. FIA monitors the liquidity of the securities in each Portfolio's portfolio and report periodically to the Core Trust Board.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by Portfolio as illiquid securities if there is no readily available market for the instrument.

REPURCHASE AGREEMENTS AND SECURITIES LENDING

In order to obtain additional income, the Portfolios may from time to time lend securities from their portfolio to brokers, dealers and financial institutions. Securities loans must be callable at any time and must be continuously secured by collateral from the borrower in the form of cash or U.S. Government Securities. The Portfolios receive fees in respect of securities loans from the borrower or interest from investing the cash collateral. The Portfolios may pay fees to arrange the loans. The Portfolios may not lend portfolio securities in an amount greater than 33 1/3% of the value of their total assets.

In connection with entering into repurchase agreements and securities loans, the Portfolios require continual maintenance by Core Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolios could expect to incur upon liquidation of the collateral if the counterparty defaults. A Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. In the event of a counterparty's bankruptcy, a Portfolios might suffer a loss due to a delay in or prevention from selling the collateral for the Portfolio's benefit. Failure by the other party to deliver a security purchased by a Portfolio may result in a missed opportunity to make an alternative investment. FIA monitors the creditworthiness of counterparties to these transactions under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures.

VARIABLE AND FLOATING RATE SECURITIES

The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolios invest in long-term variable or floating rate securities, FIA believes that the Portfolios may be able to take advantage of the higher yield that is usually paid on long-term securities.

Cash Portfolio also may purchase variable and floating rate master notes of corporations, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on long-term interest rate or index, on two interest rates or indexes, on am interest rate or index that materially lags short-term market rates. All variable and floating rate securities purchased by the Portfolios have an interest rate that is adjusted based on a single shor-term rate or index, such as the Prime Rate.


INVESTMENT COMPANY SECURITIES


In connection with managing their cash position, the Portfolios may invest in the securities of other investment companies that are money market funds within the limits proscribed by the 1940 Act. Under normal circumstances, each Portfolio may invest up to 15% of its assets in money market funds. The Portfolio only invests in money market funds when it has excess cash and FIA believes that the investment is in the best interest of the Portfolio. In addition to a Portfolio's expenses (including the various fees), as a shareholder in another investment company, the Portfolio bears its pro rata portion of the other investment company's expenses (including fees). Those expenses are not part of a Portfolio's (or Fund's) expense ratio, but rather are reflected in the yield of the investment in the money market fund.


ZERO-COUPON SECURITIES


A Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

A Portfolio (and thus a Fund) must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because a Fund distributes all of its net investment income, the Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when FIA would not have chosen to sell such securities and which may result in a taxable gain or loss.


MUNICIPAL SECURITIES

Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL BONDS. Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

OTHER MUNICIPAL OBLIGATIONS. Other municipal obligations, incurred for a variety of financing purposes, include municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

ALTERNATIVE MINIMUM TAX. Municipal securities are also categorized  according to
(i) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (ii) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (iii) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES. Municipal Cash Portfolio may acquire "puts" with respect to municipal securities. A put gives a Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. A Portfolio may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Portfolio upon its exercise of a "put" is normally: (1) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Portfolio to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Portfolio's assets at a rate of return more favorable than that of the underlying security. Municipal Cash Portfolio expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Portfolio intends to enter into puts only with dealers, banks and broker-dealers which, in the Portfolio's Investment Adviser's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Portfolio's assets.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolio's policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When a Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

                            3. INVESTMENT LIMITATIONS

Fundamental investment limitations of a Fund or of a Portfolio cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the respective Fund or Portfolio or (ii) 67% of the shares of the Fund or Portfolio present or represented at a shareholders or interestholders meeting at which the holders of more than 50% of the outstanding interests of the Fund or Portfolio are present or represented.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

Each Fund has adopted the same fundamental and nonfundamental investment limitations as its corresponding Portfolio. In addition, the Portfolios and the Funds have adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

GOVERNMENT PORTFOLIO

Government   Portfolio   has  adopted  the  following   fundamental   investment
limitations which are in addition to those contained in the Prospectus of Daily Assets Government Fund. The Portfolio may not:

(1) DIVERSIFICATION. With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

(2) CONCENTRATION. Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) UNDERWRITING. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) REAL ESTATE. Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5)  COMMODITIES. Purchase or sell physical commodities or contracts relating to
     physical   commodities,   provided  that  currencies  and  currency-related
     contracts will not be deemed to be physical commodities.

(6) BORROWING. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

(7) SENIOR SECURITIES. Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

(8) LENDING. Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.

(9) PLEDGING. Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(10) OPTIONS. Write put and call options.

(11) INVESTING FOR CONTROL. Invest for the purpose of exercising control over any person.

(12) RESTRICTED SECURITIES. Purchase restricted securities.

Government  Portfolio  has  adopted  the  following  nonfundamental   investment
limitations that may be changed by the Core Trust Board without shareholder approval. The Portfolio may not:

(a) DIVERSIFICATION. With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

(b) SECURITIES WITH VOTING RIGHTS. Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(c) MARGIN; SHORT SALES. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(d) LIQUIDITY. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses offering Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund. No Portfolio may:

(1) DIVERSIFICATION. With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

(2) CONCENTRATION. Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

(3) UNDERWRITING. Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(4) REAL ESTATE. Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5)  COMMODITIES. Purchase or sell physical commodities or contracts relating to
     physical   commodities,   provided  that  currencies  and  currency-related
     contracts will not be deemed to be physical commodities.

(6) BORROWING. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

(7) SENIOR SECURITIES. Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(8) LENDING. Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

(9) THRIFT INVESTOR LIMITATIONS. With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. Each Portfolio may not:

(a) DIVERSIFICATION. With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

(b) BORROWING. Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

(c) SECURITIES WITH VOTING RIGHTS. Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(d) MARGIN; SHORT SALES. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(e) LIQUIDITY. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

                    4. INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. FIA has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Fund shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - DAILY ASSETS TREASURY OBLIGATIONS FUND AND DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e) or (iii) a residual interest in a CMO or REMIC. The Portfolios also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the

Portfolio limit its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of a Portfolio's interestholders or Fund's shareholders, as applicable.


                               5. PERFORMANCE DATA

For a listing of certain performance data as of August 31, 1998, see Appendix B.

YIELD INFORMATION

Each Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by a Fund is historical and is not intended to indicate future returns.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC Financial Data, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices. The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class' performance, investors should be aware that each Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, financial institutions through which investors may purchase and redeem Fund shares may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the class' net yield to those shareholders. The yields of a class are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare a Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P =  a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return n = number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Funds may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

A Fund may also include various information in its advertisements. Information included in the Fund's advertisements may include, but is not limited to: (i) the Fund's (or the Fund's corresponding Portfolio's) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Fund or the Fund's corresponding Portfolio and the portfolio management staff of FIA or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

In connection with its advertisements a Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, the Core Trust's or any of the Trust's or the Core Trust's service providers' policies or business practices.

Appendix D contains further information on matters that may be advertised.

                                  6. MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 55)

         President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)

         Professor of Economics, University of California, Los Angeles, since July 1992. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 56)

         President of Technology Marketing Associates (a marketing consulting company) since September 1991. His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 54)

         Partner at the law firm of Reid and Priest, LLP, since 1995. Prior thereto, he was a partner at Winthrop Stimson Putnam & Roberts from 1989-1995. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President (age 42)

          Director, Investments, Forum Financial Group, LLC with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

         Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Mr. Hong also serves as an officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk,  Secretary (age 34)

          Assistant Counsel, Forum Financial Group, LLC, with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel at Smith Barney Inc. Ms. Klenk is also an officer of other investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC, with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was as a legal intern for the Maine Department of the Attorney General. Ms. Stutch is also an officer of other investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each of the Trustees of the Trust is also a Trustee of Core Trust and several officers of the Trust serve as officers of Core Trust . Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Accordingly, for background information pertaining to the Trustees and these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Thomas G. Sheehan, Vice President (age 44)


         Managing Director, , Forum Financial Group, LLC, with which he has been associated since October, 1993. Mr. Sheehan also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.


Stacey Hong, Treasurer

David I. Goldstein, Vice President and Secretary (age 37)

         General Counsel, Forum Financial Group, LLC, with which he has been associated since 1991. Mr. Goldstein also serves as an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Pamela J. Wheaton, Assistant Treasurer (age 38)

         Senior Manager, Fund Accounting, Forum Financial Group, LLC, with which she has been associated since 1989. Ms. Wheaton is also an officer of other registered investment companies for which the Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary.

Pam Stutch, Assistant Secretary

TRUSTEE COMPENSATION

THE TRUST. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended August 31, 1998.

                                                  Accrued           Annual
                                Aggregate         Pension        Benefits Upon        Total
         Trustee              Compensation       Benefits         Retirement      Compensation
         -------              ------------       --------         ----------      ------------
         Mr. Keffer               None             None              None             None
         Mr. Azariadis           $2,759            None              None            $2,759
         Mr. Cheng               $2,759            None              None            $2,759
         Mr. Parish              $2,759            None              None            $2,759

CORE TRUST. Each of the Trustees of the Trust is also a Trustee of Core Trust. Each Trustee of Core Trust is paid $1,000 for each meeting of the Core Trust Board attended (whether in person or by electronic communication) plus $100 for each active portfolio of Core Trust and is paid $1000 for each committee meeting attended on a date when the Core Trust Board meeting is not held. As of August 31, 1998, there were twenty-one active portfolios of Core Trust (including certain of the Portfolios). Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board. No officer of Core Trust is compensated or reimbursed for expenses by Core Trust. Since commencement of the Trust's operations, Mr. Keffer has not accepted any fees for his services as Trustee.

The following table provides the aggregate compensation paid to each trustee of Core Trust for the fiscal year ended August 31, 1998. Core Trust has not adopted any form of retirement plan covering trustees or officers of Core Trust.

                                                  Accrued           Annual
                                Aggregate         Pension        Benefits Upon        Total
         Trustee              Compensation       Benefits         Retirement      Compensation
         -------              ------------       --------         ----------      ------------

         Mr. Keffer               None             None              None             None
         Mr. Azariadis           $1,944            None              None            $1,944
         Mr. Parish              $1,944            None              None            $1,944
         Mr. Cheng               $1,944            None              None            $1,944


Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.

INVESTMENT ADVISER

FIA furnishes to the Portfolios at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting portfolio transactions for the Portfolios, pursuant to an investment advisory agreement between FIA and Core Trust (an "Advisory Agreement"). The Advisory Agreement provides, with respect to each Portfolio, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Advisory Agreement is specifically approved at least annually by the Core Trust Board or by vote of the interestholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, and Forum Advisors, Inc. served as investment adviser to Government Portfolio. Linden and Forum Advisors, Inc. also acted as investment subadvisers to each Portfolio that they did not manage on a daily basis. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized into a new company named Forum Investment Advisors, LLC. These transactions did not result in any change in advisory staff, portfolio managers, or advisory fees, or any other material change.

Table 1 in Appendix C shows the dollar amount of fees paid under the investment advisory agreements between Core Trust and Linden, between Core Trust and Forum Advisors, Inc., and between Core Trust and FIA, as applicable, with respect to each Portfolio. This information is provided for the past three years (or shorter time a Portfolio has been operational).

The Advisory Agreement is terminable without penalty by Core Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's interestholders or by a vote of a majority of the Core Trust Board, or by FIA on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to a Portfolio, FIA shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of FIA's duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement provides that FIA may render services to others.

For its services, FIA receives an advisory fee at an annual rate of 0.05% of Government Portfolio's and Municipal Cash Portfolio's average daily net assets For services provided to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, FIA receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). FIA's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets.

Prior to January 15, 1996, Forum Advisors, Inc. acted as Daily Assets Government Fund's investment adviser under an investment advisory agreement with Forum Funds, Inc. Under that investment advisory agreement, Forum Advisors, Inc. received a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

In addition to receiving an advisory fee from a Portfolio it advises, FIA may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Portfolio. In some instances, FIA may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio an amount equal to all or a portion of the fees received by FIA or any affiliate of FIA from the Portfolio with respect to the client's assets invested in the Portfolio.

The Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Funds; costs of reproduction, stationery and supplies; compensation of Trustees, officers and employees of the Trust and costs of other personnel performing services for the Trust; costs of corporate meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; and fees payable to an investment adviser under an investment advisory agreement.

Anthony R. Fischer, Jr., is primarily responsible for the day-to-day management of the Portfolios. Mr. Fischer was the sole stockholder, director and officer of Linden from 1992 until its acquisition by FIA. He has been primarily responsible for the day-to-day management of Treasury Cash Portfolio, Government Cash
Portfolio and Cash Portfolio since their inception. Mr. Fischer has over twenty-five years experience in the money market industry. From 1984 through 1989, Mr. Fischer served as Senior Vice President and Treasurer of United California Savings Bank, Santa Ana, California, and prior thereto, as a Manager for five years at PaineWebber Jackson & Curtis, New York, New York.

ADMINISTRATION

Table 2 in Appendix C shows the dollar amount of fees paid for administrative services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Fund or Portfolio has been operational).

THE TRUST. Pursuant to an administration agreement (the "Trust Administration Agreement"), FAdS supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. The Trust Administration Agreement provides, with respect to the Funds, for an initial term of one year from its effective date and for its continuance in effect for successive twelve month period thereafter, provided the agreement is specifically approved at least annually by the Board or by the shareholders of the Funds, and in either case by a majority of the Trustees who are not parties to the Trust Administration Agreement or interested persons of any such party.

The Trust Administration Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned by either party except upon written consent by the other party. The Trust Administration Agreement also provides that FAdS shall not be liable for any action or inaction in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAdS's duties or by reason of reckless disregard of its obligations and duties under the Trust Administration Agreement.

FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be Trustees, officers or employees of (and persons providing services to the Trust may include) FAdS, FFSI, their affiliates or affiliates of FIA.

CORE TRUST. Pursuant to an administration agreement with Core Trust (the "Core Trust Administration Agreement"), FAdS supervises the overall management of Core Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the custodian and arranging for maintenance of books and records of Core Trust) and provides Core Trust with general office facilities. The Core Trust Administration Agreement provides, with respect to the Portfolios, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Core Trust Board or by the interestholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Core Trust Administration Agreement or interested persons of any such party. Prior to December 1, 1997, FFSI provided administration services to Core Trust.

The Core Trust Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of a Portfolio's shareholders or by either party on 60 days' written notice. The Core Trust Management Agreement also provides that FAdS shall not be liable for any action or inaction in the administration or management of Core Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Core Trust Management Agreement.

At the request of the Core Trust Board, FAdS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust.

DISTRIBUTION

FFS was formed under the laws of the State of Delaware on June 8, 1998 and serves as distributor of shares of the Funds pursuant to a Distribution Agreement between FFS and the Trust (the "Distribution Agreement"). The Distribution Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Distribution Agreement is specifically approved at least annually by the Board or by the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party.


The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to each Fund by vote of the Fund's shareholders or by either party on 60 days' written notice. The Distribution Agreement also provides that FFS shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of services to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FFS's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement. Prior to January 1, 1999, Forum Financial Services, Inc. served as the Trust's distributor.


With respect to any class that has adopted a distribution plan, the Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and (ii) have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement ("Qualified Trustees").


FFS acts as sole placement agent for interests in the Portfolios and receives no compensation for those services from the portfolios. Prior to January 1, 1999, FFSI served as the sole placement agent for interests in the Portfolios.

INVESTOR CLASS DISTRIBUTION PLAN. In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust adopted a distribution plan (the "Investor Class Plan") which provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of 0.50% of the average daily net assets of the Investor class of each Fund (except Daily Assets Government Fund) as compensation for Forum's services as distributor. FFS receicves a fee as an annual rate of 0.15% of the avergae daily net assets of Daily Assets Government Fund attributable to Investor Shares as compensation for its services under the Plan.


The Investor Class Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Investor Class Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Investor Class Plan and identifying the activities for which those expenditures were made.

The Investor Class Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Investor Class Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Investor Class Plan without shareholder approval and that other material amendments of the Investor Class Plan must be approved by the Qualified Trustees. The Investor Class Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 3 in Appendix C shows the dollar amount of fees payable under the Investor Class Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

TRANSFER AGENT

FSS acts as transfer agent of the Trust pursuant to a transfer agency and services agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to the Funds, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the Transfer Agency Agreement is specifically approved at least annually by the Board or by a vote of the shareholders of each Fund, and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The Transfer Agency Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned by either party except upon written consent of the other party. The Transfer Agency Agreement also provides that FSS shall not be responsible for, and the Trust shall on behalf of each applicable Fund or Class thereof indemnify and hold FSS harmless from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to all actions of FSS or its agents or subcontractors required to be taken pursuant to the Transfer Agency Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct. Prior to May 19, 1998, Forum Financial Corp. served as the Trust's transfer agent.

Among the responsibilities of FSS as transfer agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Fund may be effected and certain other matters pertaining to each Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. FSS, FAdS or sub-transfer agents or processing agents retained by the FSS may offer and redeem Fund shares and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FSS or FAdS.

For its services under the Transfer Agency Agreement, FSS receives an annual fee from each Fund of (i) 0.05% of each Fund's average daily net assets attributable to Institutional Shares, 0.10% of each Fund's average daily net assets attributable to Institutional Service shares and 0.25% of each Fund's average daily net assets attributable to Investor Shares (computed and paid monthly in arrears by the Fund), (ii) $12,000 per year (computed and paid monthly in arrears by the Fund) and (iii) Annual Shareholder Account Fees of $18 per shareholder account in Institutional Shares, Institutional Service Shares and Investor Shares (computed as of the last business day of the prior month).

Table 4 in Appendix C shows the dollar amount of fees paid for transfer agency services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service class and the Investor class of each Fund which provides that FAdS may obtain the services of financial institutions to act as shareholder servicing agents for their customers invested in those classes. The Shareholder Service Plan was effective on December 5, 1997 for the Institutional Service class of those Funds then operating.

The Shareholder Service Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Shareholder Service Plan (as well as the various shareholder service agreements) requires the Trust and FAdS to prepare and submit to the Board, at least quarterly, and the Board will review written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.

The Shareholder Service Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board. The Shareholder Service Plan further provides material amendments of the plan must be approved by the Qualified Trustees. The Shareholder Service Plan may be terminated at any time by the Board or by a majority of the Qualified Trustees.

The Trust may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(vi) integrate  periodic  statements with other  shareholder  transactions;  and
(vii) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 5 in Appendix C shows the dollar amount of fees paid under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

FUND ACCOUNTING

THE TRUST. Pursuant to a Fund Accounting Agreement, FAcS provides the Funds with accounting services, including the calculation of the Fund's net asset value. For these services, FAcS receives an annual fee of$36,000 per Fund. The Fund Accounting Agreement shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust).

This Fund Accounting Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to FAcS or (ii) by FAcS on 60 days' written notice to the Trust. The Fund Accounting Agreement may not be assigned by either party except with the written authorization of the other party. Under the Fund Accounting Agreement, FAcS shall not be liable for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of FAcS's duties or obligations under the Fund Accounting Agreement or by reason of FAcS's reckless disregard of its duties and obligations under the Fund Accounting Agreement.

CORE TRUST. Pursuant to a Portfolio and Unitholder Accounting Agreement with Core Trust, FAcS also provides portfolio accounting services to each Portfolio, including the calculation of each Portfolio's net asset value. For these services, FAcS receives an annual fee of $48,000 per Portfolio plus surcharges depending upon a Portfolio's asset level as well as the amount and type of the Portfolio's portfolio transactions and positions. The annual fee for each of the Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio with up to five unitholders (excluding FAcS and its affiliates) is the lesser of 0.05% of the average daily net assets of the Portfolio or $48,000. This Portfolio and Unitholder Accounting Agreement shall continue in effect with respect to a Portfolio until terminated; provided, that continuance is specifically approved at least annually by the Board. The Portfolio and Unitholder Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to FAcS or
(ii) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Table 6 in Appendix C shows the dollar amount of fees paid for accounting services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Fund or Portfolio has been operational).

FORUM FINANCIAL GROUP

FIA, FFS, FSS and FAcS are members of the Forum Financial Group of Companies. Each of these companies are affiliated through the common control by John Y. Keffer.

                       7. DETERMINATION OF NET ASSET VALUE

The Funds do not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize each Fund's and each Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from each Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

In determining the approximate market value of portfolio investments, the Portfolios may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in a Portfolio, including the Funds, may add to or reduce its investment in that Portfolio on each Fund Business Day. As of the close of regular trading on any Fund Business Day, the value of a Fund's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

                            8. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolios usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Although Core Trust does not anticipate that the Portfolios will pay any brokerage commissions, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

Since each Fund's and Portfolio's inception, no brokerage fees were paid by any Fund (during those periods of the Funds invested directly in securities), nor any Portfolio.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by FIA in its best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by FIA or its respective affiliates. If, however, a Portfolio and other investment companies or accounts managed by FIA is contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies managed by FIA occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

No portfolio transactions are executed with FIA or any of its affiliates.

                9. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor without any sales charge.

In addition to the situations described in the Prospectus, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

The Trust has filed a formal election with the SEC pursuant to which the Funds will only effect a redemption in portfolio securities in kind if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

The Funds may wire proceeds of redemptions to shareholders that have elected wire redemption privileges only if the wired amount is greater than $5,000. In addition, the Funds will only wire redemption proceeds to financial institutions located in the United States.

By use of the telephone redemption or exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding.

FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any Participating Fund, which includes (i) the same class of the other Funds and (ii) any other mutual fund for which Forum or its affiliates act as investment adviser, manager or distributor and which participates in the Trust's exchange privilege program. The following table summarizes the current exchange opportunities associated with class of each shares of the Funds.

               Class of Shares                           Exchange Opportunities
               ---------------                           ----------------------
               Investor Shares                           Other Funds (Investor Shares)
                                                         Other series of the Trust
                                                         Sound Shore Fund, Inc.
                                                         The CRM Funds (Investor Shares)
                                                         The Cutler Trust
                                                         Memorial Funds (Trust Shares)

               Institutional Shares                      Other Funds (Institutional Shares)

               Institutional Service Shares              Other Funds (Institutional Service Shares)
                                                         The CRM Funds (Institutional Shares)
                                                         Memorial Funds (Institutional Shares)

Exchange transactions are made on the basis of relative net asset values per share at the time of the exchange transaction plus any applicable sales charge of the Participating Fund whose shares are acquired. Exchanges are accomplished by (i) a redemption of the shares of the Fund exchanged at the next determination of that Fund's net asset value after the exchange order in proper form (including any necessary supporting documents required by the Fund whose shares are being exchanged) is accepted by the Transfer Agent and (ii) a purchase of the shares of the fund acquired at the next determination of that fund's net asset value after (or occurring simultaneously with) the time of redemption.

Shares of any Participating Fund may be exchanged without a sales charge for shares of any Participating Fund that are offered without a sales charge. If the Participating Fund whose shares are purchased in the exchange transaction imposes a higher sales charge the shareholder will be required to pay the sales charge on the purchased shares. Shareholders are entitled to any reduced sales charges of the Participating Fund into which they are exchanging to the extent those reduced sales charges would be applicable to that shareholder's purchase of shares.

The Funds do not charge for the exchange privilege and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. A pattern of frequent exchanges may be deemed by the Transfer Agent to be contrary to the best interests of the Fund's other shareholders and, at the discretion of the Transfer Agent, may be limited by that Fund's refusal to accept additional exchanges from the investor.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any Participating Fund or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without 60 days' advance notice to shareholders. No notice need be given of an amendment whose only material effect is to reduce the amount of sales charge required to be paid on the exchange and no notice need be given if redemptions of shares of a Fund are suspended or a Fund temporarily delays or ceases the sale of its shares.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds (other than Daily Assets Municipal Fund) offer an individual retirement plan (the "IRA") for individuals who wish to use shares of a Fund as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to invest in a Fund through an IRA should contact the Transfer Agent for further information.

                                  10. TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not involve governmental supervision of management or investment practices or policies. The information set forth in the Prospectuses and the following discussion relate solely to Federal income taxes on distributions and other distributions by the Funds and assumes that the Funds each qualify for treatment as a regulated investment company. Investors should consult their own counsel for further details and for the application of Federal, state and local tax laws to the investor's particular situation.

In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its net investment income and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from distributions, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, securities of investment companies, U.S. Government Securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (3) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than securities of investment companies and U.S. Government Securities) of any one issuer.

The Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of the Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

Distributions declared by a Fund in October, November, or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared if paid by the Fund during the following January.

                              11. OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement with Core Trust, Imperial Trust Company, 201 North Figueroa Street, Suite 610, Los Angeles, California 90012, acts as the custodian of each Portfolio's assets. The custodians' responsibilities include safeguarding and controlling the Portfolios' cash and securities and determining income payable on and collecting interest on Portfolio investments.

COUNSEL

Legal matters in connection with the issuance of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

AUDITORS

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, independent auditors, acts as auditors for the Funds and as auditors for the Portfolios.

THE TRUST AND ITS SHARES

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series' capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

SHAREHOLDINGS


As of December 1, 1998, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


Table 7 to Appendix C lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund.

FUND STRUCTURE

CORE AND GATEWAY. Each Fund seek to achieve its objective by investing all of its investable assets in a separate portfolio of a registered, open-end management investment company with substantially the same investment objective and policies as the Fund. This "Core and Gateway" fund structure is an arrangement whereby one or more investment companies or other collective investment vehicles that share investment objectives -- but offer their shares through distinct distribution channels -- pool their assets by investing in a single investment company having substantially the same investment objective and policies (a "Core Portfolio"). This means that the only investment securities that will be held by a Fund will be the Fund's interest in the Core Portfolio. This structure permits other collective investment vehicles to invest collectively in a Core Portfolio, allowing for greater economies of scale in managing operations of the single Core Portfolio. The Board retains the right to withdraw a Fund's investments from a Core Portfolio at any time; the Fund would then resume investing directly in individual securities of other issuers or could re-invest all of its assets in another Core Portfolio.

FUND SHAREHOLDERS' VOTING RIGHTS. A Core Portfolio normally will not hold meetings of its investors except as required under the 1940 Act. As an interestholder in a Core Portfolio, a Fund is entitled to vote in proportion to its relative interest in the Core Portfolio. On any issue, a Fund will vote its interest in a Core Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all Core Portfolio shareholders. Generally, a Fund will hold a meeting of its shareholders to obtain instructions on how to vote its interest in a Core Portfolio when the Core Portfolio is conducting a meeting of its interestholders. However, subject to applicable statutory and regulatory requirements, a Fund will not seek instructions from its shareholders with respect to (i) any proposal relating to a Core Portfolio that, if made with respect to the Fund, would not require the vote of Fund shareholders, or (ii) any proposal relating to the Core Portfolio that is identical to a proposal previously approved by the Fund's shareholders.

In addition to a vote to remove a trustee or change a fundamental policy, examples of matters that will require approval of interestholders of a Core Portfolio include, subject to applicable statutory and regulatory requirements: the election of trustees; approval of an investment advisory contract; certain amendments of the organizational documents for the Core Portfolio; or any additional matters required or authorized by the charter or trust instrument and by-laws of a Core Portfolio or any registration statement of a Core Portfolio, or as the directors or trustees of the Core Portfolio may consider desirable. The board of trustees of a Core Portfolio will typically reserve the power to change nonfundamental policies without prior shareholder approval.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Core Portfolio may be affected by the actions of other large investors in the Core Portfolio, if any. For example, if the Core Portfolio had a large investor other than the Fund that redeemed its interest in the Core Portfolio, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from the Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if other investors in the Core Portfolio, by a vote of shareholders, changed the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it normally would incur transaction costs. If a Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by FIA or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

                            12. FINANCIAL STATEMENTS

AUGUST 31, 1998 ANNUAL REPORT

The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes Thereto of Daily Assets Treasury Obligations, Daily Assets Government Obligations Fund, Daily Assets Government Fund , Daily Assets Cash Fund, and Daily Assets Municipal Fund for the fiscal year ended August 31, 1998 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders), which are delivered along with this SAI, are incorporated herein by reference. Also incorporated by reference into this SAI are the Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and notes thereto, of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio for the fiscal year ended August 31, 1998 and the Independent Auditors' Report thereon.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.


STANDARD AND POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES ("S&P"). Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH"). AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

COMMERCIAL PAPER

MOODY'S. Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.
     o    High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P. S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


FITCH . Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                      APPENDIX B - PERFORMANCE INFORMATION


For the seven-day period ended August 31, 1998, the annualized yields of each of the classes of the Funds that were then operating were as follows:

                                                                                 TAX EQUIVILENT      TAX EQUIVILENT
                                         CURRENT YIELD      EFFECTIVE YIELD      CURRENT YIELD      EFFECTIVE YIELD

DAILY ASSETS TREASURY
OBLIGATIONS FUND

     Investor Shares                         4.92%               5.04%               -                   -
     Institutional Service Shares            5.19%               5.33%               -                   -
     Institutional Shares                    5.44%               5.59%               -                   -

DAILY ASSETS GOVERNMENT FUND

     Investor Shares                         6.17%               6.36%               10.21%              10.53%
     Institutional Service Shares            4.99%               5.12%               8.26%               8.48%
     Institutional Shares                    5.24%               5.38%               8.68%               8.91%

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND

     Investor Shares                         4.82%               4.93%               -                   -
     Institutional Service Shares            5.11%               5.24%               -                   -
     Institutional Shares                    5.36%               5.51%               -                   -

DAILY ASSETS CASH FUND

     Investor Shares                         4.91%               5.03%               -                   -
     Institutional Service Shares            5.21%               5.34%               -                   -
     Institutional Shares                    5.46%               5.60%               -                   -

DAILY ASSETS MUNICIPAL FUND

     Investor Shares                         2.53%               2.57%               4.19%               4.26%
     Institutional Service Shares            2.82%               2.86%               4.68%               4.74%
     Institutional Shares                    3.06%               3.11%               5.07%               5.15%



                        APPENDIX C- MISCELLANEOUS TABLES


                     TABLE 1 - INVESTMENT ADVISORY FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1998                                   55,735               0                 55,735
     Year ended August 31, 1997                                                        0
     Year ended August 31, 1996                                   12,930               0                 12,930
GOVERNMENT PORTFOLIO
     Year ended August 31, 1998                                   23,813               0                 23,813
     Period ended August 31, 1997                                  9,064               0                  9,064
     Year ended March 31, 1997                                    20,637               0                 20,637
     Year ended March 31, 1996                                    69,466               0                 69,466
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1998                                  238,860               0                238,860
     Year ended August 31, 1997                                  196,857               0                196,857
     Year ended August 31, 1996                                  156,552               0                156,552
CASH PORTFOLIO
     Year ended August 31, 1998                                  158,716               0                158,716
     Year ended August 31, 1997                                   72,872               0                 72,872
     Year ended August 31, 1996                                   38,083               0                 38,083
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1998                                    1,937               0                      0
     Year ended August 31, 1997                                    --                 --                     --


                        TABLE 2 - ADMINISTRATION FEES ($)

                                                               GROSS FEE       FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1998                                  74,964        29,678                    45,286
     Year ended August 31, 1997                                  24,287        14,346                     9,941
     Year ended August 31, 1996                                  19,198        9,307                      9,891
GOVERNMENT PORTFOLIO
     Year ended August 31, 1998                                  28,796        28,796                         0
     Period ended August 31, 1997                                18,128        18,128                         0
     Year ended March 31, 1997                                   41,274        41,274                         0
     Year ended March 31, 1996(1)
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1998                                 317,754        0                        317,754
     Year ended August 31, 1997                                 252,821        0                        252,821
     Year ended August 31, 1996                                 230,547        104,558                  125,989
CASH PORTFOLIO
     Year ended August 31, 1998                                 212,800        0                        212,800
     Year ended August 31, 1997                                  92,652        7,621                     85,031
     Year ended August 31, 1996                                  56,125        3,719                     52,406
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1998                                   1,937        1,937                          0
     Year ended August 31, 1997                                    --          --                          --

DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 1998                                  24,549        24,549                         0
     Year ended August 31, 1997                                    --          --                          --
DAILY ASSETS GOVERNMENT FUND
     Year ended August 31, 1998                                  28,110        2,864                     25,246
     Period ended August 31, 1997                                18,123        0                         18,123
     Year ended March 31, 1997                                   41,232        7,453                     33,779
     Year ended March 31, 1996
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Year ended August 31, 1998                                  4,115         4,115                          0
     Year ended August 31, 1997                                    --          --                          --
DAILY ASSETS CASH FUND
     Year ended August 31, 1998                                  10,505        10,505                         0
     Year ended August 31, 1997                                   7,453        7,453                          0
DAILY ASSETS MUNICIPAL FUND
     Year ended August 31, 1998                                   1,934        1,934                          0
     Year ended August 31, 1997                                    --          --                          --

                  TABLE 3 - INVESTOR SHARES RULE 12B-1 FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND

     Year ended August 31, 1998                                    0                   0                   0

DAILY ASSETS GOVERNMENT FUND

     Period ended August 31, 1998                                  0                   0                   0

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

     Year ended August 31, 1998                                    0                   0                   0

DAILY ASSETS CASH FUND

     Period ended August 31, 1998                                  0                   0                   0

DAILY ASSETS MUNICIPAL FUND

     Year ended August 31, 1998                                    0                   0                   0



                       TABLE 4 - TRANSFER AGENCY FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1998                                     6,071               6,069                 2
     Year ended August 31, 1997                                        --                  --                --
Institutional Shares
     Year ended August 31, 1998                                    31,381              31,036               345
Investor Shares
     Year ended August 31, 1998                                       843                 843                 0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1998                                    68,534              53,276            15,258
     Period ended August 31, 1997                                  50,810              44,054             6,756
     Year ended March 31, 1997                                    116,051             101,485            14,566
     Year ended March 31, 1996                                    110,792              96,881            13,911
Institutional Shares
     Year ended August 31, 1998                                     4,874               4,853                21
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1998                                     6,869               6,866                 3
     Year ended August 31, 1997                                        --                  --                --
Institutional Shares
     Year ended August 31, 1998                                    10,816              10,762                54
Investor Shares
     Year ended August 31, 1998                                       843                 843                 0
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1998                                    27,955              15,294            12,661
     Period ended August 31, 1997                                  29,772              17,766            12,006
Institutional Shares
     Year ended August 31, 1998                                     9,362               9,311                51
Investor Shares
     Year ended August 31, 1998                                       843                 843                 0
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
     Year ended August 31, 1998                                       842                 842                 0
     Year ended August 31, 1997                                        --                  --                --
Institutional Shares
     Year ended August 31, 1998                                     4,150               4,126                24
Investor Shares
     Year ended August 31, 1998                                       843                 843                 0


                     TABLE 5 - SHAREHOLDER SERVICE FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1998                                  2,600               2,600                 0
Investor Shares
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Period ended August 31, 1998                                78,274              78,274                0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1998                                  2,018               2,018                 0
Investor Shares
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1998                                  22,439              22,439                0
Investor Shares
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
     Year ended August 31, 1998                                    0                   0                   0
Investor Shares
     Period ended August 31, 1998                                  0                   0                   0

As of August 31, 1998, there was no effective Shareholder Plan with respect to Institutional Shares of any Fund.

                       TABLE 6 - FUND ACCOUNTING FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   24,279                    0            24,279
     Year ended August 31, 1996                                   28,518               19,955             8,563
GOVERNMENT PORTFOLIO
     Year ended August 31, 1998                                   48,000               37,946            10,054
     Period ended August 31, 1997                                 20,000                    0            20,000
     Year ended March 31, 1997                                    48,000                    0            48,000
     Year ended March 31, 1996(1)
GOVERNMENT CASH PORTFOLIO
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   48,000                    0            48,000
     Year ended August 31, 1996                                   42,000                    0            42,000
CASH PORTFOLIO
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   48,000                    0            48,000
     Year ended August 31, 1996                                   42,000               14,957            27,043
MUNICIPAL CASH PORTFOLIO
     Year ended August 31, 1998                                    8,800                8,800                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Year ended August 31, 1998                                   13,323               13,323                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS GOVERNMENT FUND
     Year ended August 31, 1998                                   14,000                4,000            10,000
     Period ended August 31, 1997                                  5,000                    0             5,000
     Year ended March 31, 1997                                    12,000                    0            12,000
     Year ended March 31, 1996
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Year ended August 31, 1998                                   14,064               14,064                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS CASH FUND
     Year ended August 31, 1998                                   18,999               12,999             6,000
     Year ended August 31, 1997
DAILY ASSETS MUNICIPAL FUND
     Year ended August 31, 1998                                    4,198                4,198                 0
     Year ended August 31, 1997                                       --                   --                --


                            TABLE 7 - 5% SHAREHOLDERS


As of December 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares, as well as their percentage holding of all shares of the Fund

                                                                    PERCENTAGE OF SHARES       PERCENTAGE OF SHARES
                                                                       OF CLASS OWNED             OF FUND OWNED
DAILY ASSETS TREASURY OBLIGATIONS FUND
Investor Shares

     Forum Financial Group                                                 99.00                      0.01
     Two Portland Square, Portland, ME 04101

Institutional Shares
     Babb & Co., C/O Bank of New Hampshire                                 66.22                      63.18
     P.O. Box 477, Concord, NH 03302

     Allagash & Co.                                                        31.52                      30.07
     c/o Bank of New Hampshire
     P.O. Box 477, Concord, NH 03302-0477

Institutional Service Shares
     Allagash & Co., C/O Bank of New Hampshire                             99.89                      4.47%
     P.O. Box 477, Concord, NH 03302

DAILY ASSETS GOVERNMENT FUND
Investor Shares
     Donald A. Levi and Eileen Delasandro                                  20.07                      0.20
     FBO Quadra Capital Partners LP
     401K Plan and Trust
     270 Congress St., Boston, MA 02210
     BankBoston IRA Cust.                                                  15.66                      0.16
     FBO Nancy Hsiung
     5 Ingraham Rd., Wellesley, MA 02181

      Bank of Boston IRA R/O Cust                                           8.44                      0.09
      FBO Sean K. Gallagher
      137 Garden Street
      Garden City, NY 11530

     Bank of Boston IRA Cust.                                               7.08                      0.07
     FBO Frederica Stevenson
     P.O. Box 277, Southborough, MA 01772

     BankBoston IRA Ro. Cust.                                              6.17%                      0.06
     FBO Deborah Delasandro
     3 Lattice Place, Greenville, SC 29615

     Stephen John Williams                                                 5.32%                      0.05
     1062 E. Princeton Ave.
     Salt Lake City, UT 84105

       Bank of Boston IRA Cust                                              5.18                      0.05%
       FBO Mary Jane Shara
       3561 Wedgewood Drive
       Lapeer, MI 48446

Institutional Shares
     H.M. Payson & Co. Custody Account                                     53.58                      44.08
     P.O. Box 31, Portland, ME 04112

     H.M. Payson & Co. Trust Account                                       46.19                      37.93
     P.O. Box 31, Portland, ME 04112

Institutional Service Shares
     Bank of Boston FBO Merne E. Young                                     11.91                      2.01
     18751 San Rufino, Irvine, CA 92612

     Casa Colina Centers for Rehabilitation                                11.46                      1.93
     2850 N Garey Ave, PO Box 6001, Pomona, CA 91769

     Lansdowne Parking Associates LP C/O Meredith Mgt.                     8.27%                      1.39
     One Bridge Street #300, Newton, MA 02458

     Retirement Planning Strategies                                         6.63                      1.12
     Scudder Growth and Income Fund, NY

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Investor Shares
     Forum Financial Group                                                 99.00                       .03
     Two Portland Square, Portland, ME 04101

Institutional Shares
     Allagash & Co., C/O Bank of New Hampshire                             77.45                     68.29
     P.O. Box 477, Concord, NH 03302

     Babb & Co., C/O Bank of New Hampshire                                 21.64                     19.08
     P.O. Box 477, Concord, NH 03302

Institutional Service Shares
     Sound Shore Fund                                                      26.39                      3.12
     C/O Forum Financial Services, Inc.
     Two Portland Square, Portland, ME 04101

     Cutler Equity Income Fund                                             25.87                      3.05
     C/O Forum Financial Services, Inc.
     Two Portland Square, Portland, ME 04101

     Cutler Approved List Equity Fund                                      25.66                      3.03
     C/O Forum Financial Services, Inc.
     Two Portland Square, Portland, ME 04101

DAILY ASSETS CASH FUND
Investor Shares
     Forum Financial Group                                                 98.99                      0.02
     Two Portland Square, Portland, ME 04101

Institutional Shares
     Allagash & Co., C/O Bank of New Hampshire                             31.60                     26.45
     P.O. Box 477, Concord, NH 03302

     H M Payson & Co Custody Acct                                          20.94                     17.53
     FBO Customer Funds Under Mgmt
     P.O. Box 31, Portland, ME 04112

     First Trust Co. (No Fee)                                              17.71                     14.83
     Nation City Bank Trust Dept.
     227 Main Street, Evansville, IN 47708

     First Trust Co.                                                       13.80                     11.55
     Nation City Bank Trust Dept.
     227 Main Street, Evansville, IN 47708

     H M Payson & Co Trust Account                                         12.05                     10.09
     FBO Customer Funds Under Mgmt
     P.O. Box 31, Portland, ME 04112

Institutional Service Shares
     Cutler Equity Income Fund                                             17.71                      2.88
     C/O Forum Financial Services, Inc.
     Two Portland Square, Portland, ME 04101

     CRM Small Cap Value Fund                                              17.43                      2.84
     C/O Forum Financial Services, Inc
     Two Portland Square, Portland, ME 04101

     Cutler Approved List Equity Fund                                      17.41                      2.83
     C/O Forum Financial Services, Inc.
     Two Portland Square, Portland, ME 04101

     Sound Shore Fund                                                      17.29                      2.81
     C/O Forum Financial Services, Inc
     Two Portland Square, Portland, ME 04101

     Allagash & Co. C/O Bank of New Hampshire                              10.15                      1.65
     PO Box 477, Concord, NH 03302

      CRM Large Cap Value                                                   7.09                       1.15
      C/O Forum Financial Services, Inc.
      Two Portland Square, Portland. ME 04101

                                      C-7

DAILY ASSETS MUNICIPAL FUND
Investor Shares

     Forum Financial Group                                                  99.00                      0.03
     Two Portland Square, Portland, ME 04101

Institutional Shares
     Babb & Co C/O Bank of New Hampshire                                    53.37                     53.34
     PO Box 477, Concord, NH 03302

     Allagash & Co C/O Bank of New Hampshire                                22.88                     22.86
     PO Box 477, Concord, NH 03302

     National City Bank Trust Dept.                                         22.74                     22.73
     227 Main St., Evansville, IN 47708

Institutional Service Shares
     Forum Financial Group                                                  99.95                      0.03
     Two Portland Square, Portland, ME 04101


                  APPENDIX D- ADDITIONAL ADVERTISING MATERIALS

TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.


Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $47.7 billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately $2.1 billion in fund assets under management.


"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."


H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.05 billion in assets under management and $388 million in non-managed custodial accounts. The Payson value Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisors and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
         *Administration and Distribution Services:  Regulatory, compliance expense accounting, budgeting for all funds
         *Fund Accounting Services:  Portfolio valuation, accounting, dividend declaration, and tax advice
         *Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades

*Client Assets under Administration and Distribution:  $60.4 billion
*Client Assets Processed by Fund Accounting:  $47.7 billion
*Client Funds under Administration and Distribution:  124 mutual funds with 175 share classes
 --------------------------------------------------
*International Ventures:
 ----------------------

         Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations

*Forum Employees:  United States -209, Poland - 76, Bermuda - 4
 ---------------


FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.2 Billion
*Non-Managed Custody Income Assets: $400 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 13 shareholders; 12 managing directors

*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.


Today Forum Financial Group administers and provides services for over 149 mutual funds for 12 different fund managers, with more than $47.7 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 275 professionals worldwide.


From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 4 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of June 30, 1998.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.05 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.9 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)        Financial statements

                           Prospectus:  Financial Highlights.

                    Statement of Additional Information:

                    Audited financial statements for the fiscal year ended August 31, 1998, including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Independent Auditors' Report thereon were filed with the Securities and Exchange Commission via EDGAR for Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund on October 30, 1998, accession number 0000315774-98-000005, pursuant to Rule 30b-2-1 under the Investment Company Act of 1940, as amended.


         (b)      Exhibits

                  (1) Trust Instrument of Registrant dated August 29, 1995 (see Note 1).

                  (2)      By-Laws of Registrant (see Note 2).

                  (3)      None.


                  (4) See the following Sections in the Trust Instrument filed as Exhibit (1): Sections 2.04 and 2.06.


                  (5)      (a)      Investment  Advisory  Agreement between
                                    Registrant and H.M. Payson & Co. relating to
                                    Payson Value Fund and Payson Balanced
                                    Fund dated December 18, 1995 (see Note 3).

                           (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Growth Fund dated as of December 20, 1996 (see Note 4).

                           (c) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).

                           (d) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Small Cap Contrarian Fund dated as of June 14, 1996 (see Note 3).

                           (e) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund dated as of January 2, 1998 (see Note
                                    5).

                           (f) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see Note 6).

                           (g) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (see Note 7).

                           (h) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see Note 8).

                           (i) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund (see Note
                                    9).

                           (j) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Small Company Opportunities Fund dated as of March 30, 1998 (see Note
                                    8).

                  (6)      (a)      Selected Dealer Agreement between Forum
                                    Financial Services, Inc. and securities
                                    brokers (see Note 3).

                           (b) Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).


                           (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris
                                    Global  Value  Fund  and  Investor   Shares,
                                    Institutional   Shares   and   Institutional
                                    Service  Shares of Daily  Assets  Government
                                    Fund,  Daily  Assets  Treasury   Obligations
                                    Fund,  Daily Assets  Government  Obligations
                                    Fund,  Daily  Assets  Cash  Fund  and  Daily
                                    Assets  Municipal  Fund dated as of June 19,
                                    1997 (see Note 3).

                           (d) Form of Distribution Agreement, undated, between Registrant and Forum Fund Services, LLC relating to Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (see Note 10).


                  (7)      None.

                  (8)      (a)      Transfer  Agency   and  Services   Agreement
                                    between   Registrant and  Forum  Shareholder
                                    Services,  LLC  relating  to  Quadra  Growth
                                    Fund,  Investors  Bond  Fund,  TaxSave  Bond
                                    Fund,  Investors High Grade Bond Fund, Maine
                                    Municipal  Bond  Fund, New  Hampshire   Bond
                                    Fund,  Equity Index Fund,  Small  Company

                                    Opportunities   Fund,  International  Equity
                                    Fund,  Emerging  Markets   Fund,   Investors
                                    Equity Fund,  Investors  Growth Fund, Payson
                                    Balanced  Fund,  Payson Value Fund, Oak Hall
                                    Small Cap  Contrarian  Fund,  Austin  Global
                                    Equity Fund,  Polaris Global Value Fund  and
                                    Investor Shares,  Institutional  Shares  and
                                    Institutional Service Shares of Daily Assets
                                    Government   Fund,  Daily   Assets  Treasury
                                    Obligations Fund,  Daily  Assets  Government
                                    Obligations Fund, Daily Assets Cash Fund and
                                    Daily  Assets  Municipal  Fund dated May 19,
                                    1998 (see Note 3).

                           (b) Custodian Agreement between Registrant and BankBoston N.A., relating to, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see Note 9).

                  (9)      (a)      Administration  Agreement between Registrant
                                    and  Forum   Administrative   Services,  LLC
                                    relating to Quadra  Growth  Fund,  Investors
                                    Bond  Fund,  TaxSaver  Bond Fund,  Investors
                                    High Grade Bond Fund,  Maine  Municipal Bond
                                    Fund, New Hampshire Bond  Fund, Equity Index
                                    Fund,   Small  Company  Opportunities  Fund,
                                    International Equity Fund,  Emerging Markets
                                    Fund,   Investors   Equity  Fund,  Investors
                                    Growth Fund,  Payson  Balanced Fund,  Payson
                                    Value Fund, Oak Hall  Small  Cap  Contrarian
                                    Fund,  Austin Global  Equity  Fund,  Polaris
                                    Global  Value  Fund  and  Investor   Shares,
                                    Institutional   Shares   and   Institutional
                                    Service Shares of  Daily  Assets  Government
                                    Fund,  Daily  Assets  Treasury   Obligations
                                    Fund,  Daily  Assets Government  Obligations
                                    Fund,  Daily  Assets  Cash  Fund  and  Daily
                                    Assets  Municipal  Fund dated as of June 19,
                                    1997 and amended as of December 5, 1997 (see
                                    Note 3).


                           (b) Shareholder Service Plan of Registrant relating to Quadra Growth Fund dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Funds (see Note 11).

                           (c) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note
                                    12).


                           (d) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 8).

                           (e) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to Oak Hall Small Cap Contrarian Fund (see Note 8).


                  (10)     Opinion of Seward & Kissel dated January 5, 1996 (see
                           Note 13).

                  (11) Consent of Independent Auditors - KPMG Peat Marwick LLP (filed herewith).


                  (12)     None.

                  (13) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 3).

                  (14) Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (see Note 3).


                  (15)     (a)     Rule  12b-1  Plan  adopted  by  the  Investor
                                   Shares of Daily Assets  Treasury  Obligations
                                   Fund,  Daily  Assets  Government  Fund, Daily
                                   Assets Government  Obligations  Fund,   Daily
                                   Asset    Cash    Fund,   and   Daily   Assets
                                   Municipal   Fund  dated   December   5,  1997
                                   (filed  herewith).

                           (b) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund (filed herewith).


                  (16)     Schedule of Sample Performance Calculations (see Note
                           14) relating to:

                           Investors High Grade Bond Fund
                           Investors Bond Fund
                           TaxSaver Bond Fund
                           Maine Municipal Bond Fund
                           New Hampshire Bond Fund
                           Daily Assets Treasury Obligations Fund
                           Daily Assets Government Fund
                           Daily Assets Government Obligations Fund
                           Daily Assets Cash Fund
                           Daily Assets Municipal Fund
                           Payson Value Fund


                           Payson Balanced Fund
                           Austin Global Equity Fund
                           Oak Hall Small Cap Contrarian Fund
                           Quadra Value Equity Fund
                           Quadra Growth Fund
                           Equity Index Fund
                           Investors Equity Fund
                           Investors Growth Fund
                           Small Company Opportunities Fund
                           International Equity Fund
                           Emerging Markets Fund


                  (17)     Financial Data Schedules (see Note 15).


                  (18)     18f-3 plan adopted by Registrant (see Note 3).

         Other Exhibits:

                  Power of Attorney for James C. Cheng (see Note 1). Power of Attorney for Costas Azariadis (see Note 1). Power of Attorney for J. Michael Parish (see Note 1). Power of Attorney for John Y. Keffer (see Note 8).
         ---------------

Note     (1)      Exhibit incorporated by reference as filed in Post-Effective
                  Amendment ("PEA") No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.


         (2) Exhibit incorporated by reference as filed in PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

         (3) Exhibit incorporated by reference as filed in PEA No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

         (4) Exhibit incorporated by reference as filed in PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646.

         (5) Exhibit incorporated by reference as filed in PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

         (6) Exhibit incorporated by reference as filed in PEA No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.


         (7) Exhibit incorporated by reference as filed in PEA No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.


         (8) Exhibit incorporated by reference as filed in PEA No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

         (9) Exhibit incorporated by reference as filed in PEA No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.


         (10) Exhibit incorporated by reference as filed in PEA No. 68 via EDGAR on November 30, 1998, accession number 0001004402-98-000620.

         (11) Exhibit incorporated by reference as filed in PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

         (12) Exhibit incorporated by reference as filed in PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

         (13) Exhibit incorporated by reference as filed in PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.


         (14) Exhibit incorporated by reference as filed in PEA No. 61 via EDGAR on May 8, 1998, accession number 0001004402-98-000295.


         (15) Exhibit incorporated by reference as filed in PEA No. 67 via EDGAR on November 12, 1998, accession number 0001004402-98-000589.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

         --------------------------------------------------------------------------- --------------------------------

         Title of Class                                                                  Number of Recordholders
                                                                                         as of December 1, 1998
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Investors High Grade Bond Fund                                                             5
         --------------------------------------------------------------------------- --------------------------------
         Investors Bond Fund                                                                       59
         --------------------------------------------------------------------------- --------------------------------
         TaxSaver Bond Fund                                                                        36
         --------------------------------------------------------------------------- --------------------------------
         Maine Municipal Bond Fund                                                                 392
         --------------------------------------------------------------------------- --------------------------------
         New Hampshire Bond Fund                                                                   73
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Treasury Obligations Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                             4
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Government Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            126
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     4
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                         24
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Government Obligations Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            12
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Cash Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                            26
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     7
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------
         Daily Assets Municipal Fund
         --------------------------------------------------------------------------- --------------------------------
                  Institutional Service                                                             2
         --------------------------------------------------------------------------- --------------------------------
                  Institutional                                                                     5
         --------------------------------------------------------------------------- --------------------------------
                  Investor                                                                          2
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Payson Value Fund                                                                         369
         --------------------------------------------------------------------------- --------------------------------
         Payson Balanced Fund                                                                      388
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Austin Global Equity Fund                                                                 14
         --------------------------------------------------------------------------- --------------------------------
         Oak Hall Small Cap Contrarian Fund                                                        153
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Quadra Value Equity Fund                                                                  17
         --------------------------------------------------------------------------- --------------------------------
         Quadra Growth Fund                                                                         1
         --------------------------------------------------------------------------- --------------------------------

         --------------------------------------------------------------------------- --------------------------------
         Polaris Global Value Fund                                                                 182
         --------------------------------------------------------------------------- --------------------------------
         Equity Index Fund                                                                          8
         --------------------------------------------------------------------------- --------------------------------
         Investors Equity Fund                                                                      7
         --------------------------------------------------------------------------- --------------------------------
         Investors Growth Fund                                                                      5
         --------------------------------------------------------------------------- --------------------------------
         Small Company Opportunities Fund                                                           2
         --------------------------------------------------------------------------- --------------------------------
         --------------------------------------------------------------------------- --------------------------------
         International Equity Fund                                                                  2
         --------------------------------------------------------------------------- --------------------------------
         --------------------------------------------------------------------------- --------------------------------
         Emerging Markets Fund                                                                      2
         --------------------------------------------------------------------------- --------------------------------


ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
                           settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a)      Forum Investment Advisors, LLC

                  The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government
                  Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Small Company Opportunities Fund, and Investors Growth Fund) in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.

                  Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

                  The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sara M. Morris                    Treasurer                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   Chief Financial Officer           Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David I. Goldstein                Secretary                         Forum Investment Advisors, LLC.
                                                   --------------------------------- --------------------------------
                                                   General Counsel                   Forum Financial Group, LLC.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Other Forum affiliated
                                                                                     companies
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Mark D. Kaplan                    Director                          Forum Investment Advisors, LLC.

                 --------------------------------- --------------------------------- --------------------------------

         (b)      H.M. Payson & Co.

                  The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Adrian L. Asherman                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John C. Downing                   Managing Director, Treasurer      H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William A. Macleod                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Thomas M. Pierce                  Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Peter E. Robbins                  Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John H. Walker                    Managing Director, President      H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Teresa M. Esposito                Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John C. Knox                      Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Harold J Dixon                    Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Laura McDill                      Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Michael R. Currie                 Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William O. Hall, III              Managing Director                 H.M. Payson & Co.
                 --------------------------------- --------------------------------- --------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Peter Vlachos                     Director, President, Treasurer,   Austin Investment Management
                                                   Secretary                         Inc.
                 --------------------------------- --------------------------------- --------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Alexander G. Anagnos              Director, Portfolio Manager       Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------

                                                   Consultant                        American Securities and
                                                                                     affiliates

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------


                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Ed M. Cimilluca                   Co-Chief Executive,               Oak Hall Capital Advisors, LLP
                                                   Co-Portfolio Manager

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 John W. Morosani                  Co- Chief Executive, Co-          Oak Hall Capital Advisors, LLP
                                                   Portfolio Manager

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Charles D. Klein                  Portfolio Manager                 Oak Hall Capital Advisors, LLP
                                                   --------------------------------- --------------------------------

                                                   Director                          American Securities and
                                                                                     affiliates

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Financial Advisor                 WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 David P. Steinmann                Executive Vice President,         Oak Hall Capital Advisors, LLP
                                                   Director

                                                   --------------------------------- --------------------------------

                                                   Secretary, Treasurer              American Securities and
                                                                                     affiliates

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Administrator                     WR Family Associates
                 --------------------------------- --------------------------------- --------------------------------


       (e)     Smith Asset Management Group, L.P.

               The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.



               The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections, which are of a substantial nature.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen S. Smith                  Chief Executive Officer           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner                           Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen J. Summers                Partner                           Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chief Executive Officer           Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sarah C. Castleman                Partner/Portfolio Manager         Smith Asset Management Group
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Partner/Portfolio Manager         Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John D. Brim                      Vice President/Portfolio Manager  Smith Asset Management Group
                                                                                     --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President/Portfolio Manager  Discovery Management
                 --------------------------------- --------------------------------- --------------------------------

         (f)      Norwest Investment Management, Inc.


                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections, which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Chairman, Chief Executive         Norwest Investment Management,
                                                   Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James W. Paulsen                  Senior Vice President, Chief      Norwest Investment Management,
                                                   Invest Officer                    Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen P. Gianoli                Senior Vice President, Chief      Norwest Investment Management,
                                                   Executive Officer                 Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David S. Lunt                     Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Richard C. Villars                Vice President, Senior            Norwest Investment Management,
                                                   Portfolio Manager                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Lee K. Chase                      Senior Vice President             Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Andrew Owen                       Vice President                    Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Eileen A. Kuhry                   Investment Compliance Specialist  Norwest Investment Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

         (g)      Schroder Capital Management International Inc.


                  The description of Schroder Capital Management International Inc. ("SCMI") in the Prospectus and Statement of Additional Information relating to International Equity Fund and Emerging Markets Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI, which provides investment management services to international clients, located principally in the United States.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 David M. Salisbury                Chairman, Director                SCMI

                                                   --------------------------------- --------------------------------
                                                   Chief Executive, Director         Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroders plc.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Richard R. Foulkes                Deputy Chairman, Director         SCMI

                                                   --------------------------------- --------------------------------

                                                   Deputy Chairman                   Schroder Ltd.*

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------

                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 John A. Troiano                   Chief Executive, Director         SCMI

                                                   --------------------------------- --------------------------------

                                                   Chief Executive, Director         Schroder Ltd.*

                                                   --------------------------------- --------------------------------
                                                                                     --------------------------------

                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services

                 --------------------------------- --------------------------------- --------------------------------





                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Sharon L. Haugh                   Executive Vice President,         SCMI
                                                   Director
                                                                                     --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director, Chairman                Schroder Fund Advisors Inc
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman, Director                Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Gavin D. L. Ralston               Senior Vice President, Managing   SCMI
                                                   Director

                                                   --------------------------------- --------------------------------

                                                   Director                          Schroder Ltd.*

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Mark J. Smith                     Senior Vice President, Director   SCMI

                                                   --------------------------------- --------------------------------

                                                   Senior Vice President, Director   Schroder Ltd.*

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------

                                                   Director                          Schroder Fund Advisors Inc.

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------

                                                   Trustee and Officer               Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Robert G. Davy                    Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services
                 --------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Name                               Title                             Business Connection
                ---------------------------------- --------------------------------- --------------------------------
                 --------------------------------- --------------------------------- --------------------------------

                 Jane P. Lucas                     Senior Vice President, Director   SCMI

                                                   --------------------------------- --------------------------------

                                                   Director                          Schroder Fund Advisors Inc.

                                                   --------------------------------- --------------------------------

                                                   Director                          Schroder Capital Management
                                                                                     Inc.

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------

                                                   Officer                           Certain open end management
                                                                                     investment companies for which
                                                                                     SCMI and/or its affiliates
                                                                                     provide investment services

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 David R. Robertson                Group Vice President              SCMI

                                                   --------------------------------- --------------------------------

                                                   Senior Vice President             Schroder Fund Advisors Inc.

                                                                                     --------------------------------
                                                   ---------------------------------

                                                   Director of Institutional         Oppenheimer Funds, Inc.
                                                   Business                          resigned 2/98

                 --------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Michael M. Perelstein              Senior Vice President, Director   SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President, Director   Schroders Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Managing Director                 MacKay Shields Financial
                                                                                     Corporation
                                                                                     resigned 11/96
                ---------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Louise Croset                      First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   First Vice President              Schroder Ltd.*
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Trustee and Officer               Schroder Series Trust II
                ---------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Ellen B. Sullivan                  Group Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                ---------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Catherine A. Mazza                 Group Vice President              SCMI
                                                   --------------------------------- --------------------------------
                                                   President, Director               Schroder Fund Advisors Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Schroder Capital Management
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Officer                           Certain open-end management
                                                                                     investment companies for
                                                                                     which SCMI and/or its
                                                                                     affiliates provide investment
                                                                                     services.
                ---------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                ---------------------------------- --------------------------------- --------------------------------
                Heather F. Crighton                First Vice President, Director    SCMI
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   First Vice President, Director    Schroder Ltd.*
                ---------------------------------- --------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Ira Unschuld                      Group Vice President               SCMI
                                                  ---------------------------------- --------------------------------
                                                  Officer                            Certain open-end management
                                                                                     investment companies for
                                                                                     which SCMI and/or its
                                                                                     affiliates provide
                                                                                     investment  services.
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Paul M. Morris                    Senior Vice President              SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Director                           Schroder Capital Management
                                                                                     Inc.
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  Principal, Senior Portfolio        Weiss, Peck & Greer LLC
                                                  Manager                            resigned 12/96
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Susan B. Kenneally                First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*
                --------------------------------- ---------------------------------- --------------------------------

                --------------------------------- ---------------------------------- --------------------------------
                Jennifer A. Bonathan              First Vice President, Director     SCMI
                                                  ---------------------------------- --------------------------------
                                                  ---------------------------------- --------------------------------
                                                  First Vice President, Director     Schroder Ltd.*
                --------------------------------- ---------------------------------- --------------------------------

         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London
          EC2V 7QA, United Kingdom.

         (h)      Polaris Capital Management, Inc.


                  The description of Polaris Capital Management, Inc. ("Polaris") in the Prospectus for Polaris Global Value Fund and in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.


                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Bernard R. Horn, Jr.              President, Portfolio Manager      Polaris Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------


         (i)      Quadra Capital Partners, L.P.


                  The description of Quadra Capital Partners, L.P. ("Quadra") in the Prospectus for Quadra Growth Fund and in the Statement of Additional Information relating to the fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the principals of Quadra, including their business connections of a substantial nature. The address of the company is 270 Congress Street, Boston, MA 02210.

                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Eileen Delasandro                 Chief Executive Officer           Quadra Capital Partners, Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Donald Levi                       Chief Operating Officer           Quadra Capital Partners, Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Howard Stevenson                  Chairman                          Quadra Capital Partners, Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Sarofim-Rock Professor            Harvard Business School
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Philip Hamilton                   Director of Strategic Planning,   Quadra Capital Partners, Inc.
                                                   Compliance Officer
                 --------------------------------- --------------------------------- --------------------------------


         (j)      Peoples Heritage Bank


                  The description of Peoples Heritage Bank ("Peoples") in the Prospectus and Statement of Additional Information, with respect to the Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.


                 --------------------------------- --------------------------------- --------------------------------
                 Name                              Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Gary L. Robinson                  Senior Vice President             Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Dorothy M. Wentworth              Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen L. Eddy                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Dana R. Mitiguy                   Chief Investment Officer          Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Larry D. Pelletier                Vice President                    Peoples
                 217 Main Street
                 Lewiston, Maine 04240
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Carolyn B. May                    Vice President                    Peoples
                 217 Main Street
                 Lewiston, Maine 04240
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Kevin K. Brown                    Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Donald W. Smith                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John W. Gibbons                   Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Joseph M. Pratt                   Vice President                    Peoples
                 74 Hammond Street
                 Bangor, Maine 04401
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Lucy L. Tucker                    Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Nancy W. Bard                     Assistant Vice President          Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Douglas P. Adams                  Trust Officer                     Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Melanie L. Bishop                 Trust Officer                     Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jeffrey Oldfield                  Vice President                    Peoples
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Janet E. Milley                   Assistant Vice President          Peoples
                 74 Hammond Street
                 Bangor, Maine 04401
                 --------------------------------- --------------------------------- --------------------------------


         (k)      Crestone Capital Management, Inc.


                  The   description  of  Crestone   Capital   Management,   Inc.
                  ("Crestone") in the Prospectus and in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Crestone, including their business connections, which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Kirk McCown                       President, Director               Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          Chairman, Chief Executive         Norwest Investment Management,
                 Minneapolis, MN 55479             Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Chairman                          Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Stephen P. Gianoli                Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          Senior Vice President, Chief      Norwest Investment Management,
                 Minneapolis, MN 55479             Executive Officer                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Susan Koonsman                    Director                          Crestone Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 1740 Broadway                     President                         Norwest Investments & Trust
                  Denver, CO 80274
                 --------------------------------- --------------------------------- --------------------------------


         (l)      Peregrine Capital Management, Inc.


                  The description of Peregrine Capital Management, Inc. ("Peregrine") in the Prospectus and in the Statement of Additional Information relating to Small Company Value Portfolio, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Peregrine, including their business connections, which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)       Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James R. Campbell                 Director                          Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.          President, Chief Executive        Norwest Bank
                 Minneapolis, MN 55479-0116        Officer, Director
                 --------------------------------- --------------------------------- --------------------------------






                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Patricia D. Burns                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Tasso H. Coin                     Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John S. Dale                      Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Julie M. Gerend                   Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 William D. Giese                  Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Daniel J. Hagen                   Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Ronald G. Hoffman                 Senior Vice President, Secretary  Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Frank T. Matthews                 Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jeannine McCormick                Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Barbara K. McFadden               Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Robert B. Mersky                  Chairman, President, Chief        Peregrine Capital Management,
                                                   Executive Officer                 Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Gary E. Nussbaum                  Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 James P. Ross                     Vice President                    Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Vice President                    Norwest Bank (prior to
                                                                                     November, 1996)
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Jonathan L. Scharlau              Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------


                 --------------------------------- --------------------------------- --------------------------------
                 Jay H. Strohmaier                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Senior Vice President/Managed     Voyageur Asset Management
                                                   Accounts                          (prior to September, 1996)
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)                    Title                      Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Paul E. von Kuster                Senior Vice President              Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Janelle M. Walter                 Assistant Vice President          Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Paul R. Wurm                      Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 J. Daniel Vendermark              Vice President                    Peregrine Capital Management,
                 Sixth and Marquette Avenue                                          Inc.
                 Minneapolis, MN 55479-1013
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Albert J. Edwards                 Senior Vice President             Peregrine Capital Management,
                                                                                     Inc.

                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------

                                                   Vice President/Marketing          U.S. Trust Company of
                                                                                     California (prior to June 9,
                                                                                     1997)

                 --------------------------------- --------------------------------- --------------------------------


         (m)      Galliard Capital Management, Inc.


                  The description of Galliard Capital Management, Inc. ("Galliard") in the Prospectus and constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

                  The following are the directors and principal executive officers of Galliard, including their business connections, which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                 --------------------------------- --------------------------------- --------------------------------
                 Name (Address if Different)       Title                             Business Connection
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 P. Jay Kiedrowski                 Chairman                          Galliard Capital Management,
                                                                                     Inc.
                                                   --------------------------------- --------------------------------
                 Sixth and Marquette Ave.,         Chairman, Chief Executive         Norwest Investment Management,
                 Minneapolis, MN 55479             Officer, President                Inc.
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Executive Vice President,         Norwest Bank Minnesota, N.A.
                                                   Employee
                                                   --------------------------------- --------------------------------
                                                   --------------------------------- --------------------------------
                                                   Director                          Crestone Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Richard Merriam                   Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------

                 Name                              Title                             Business Connection

                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 John Caswell                      Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Karl Tourville                    Principal, Senior Portfolio       Galliard Capital Management,
                                                   Manager                           Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Laura Gideon                      Senior Vice President of          Galliard Capital Management,
                                                   Marketing                         Inc.
                 --------------------------------- --------------------------------- --------------------------------

                 --------------------------------- --------------------------------- --------------------------------
                 Leela Scattum                     Vice President of Operations      Galliard Capital Management,
                                                                                     Inc.
                 --------------------------------- --------------------------------- --------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


                  The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.


         (b) The following directors and officers of Forum Fund Services, LLC hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                  ---------------------------- ------------------------------- -----------------------------
                  Name                         Position with Underwriter       Position with Registrant
                  ---------------------------- ------------------------------- -----------------------------

                  ---------------------------- ------------------------------- -----------------------------

                  John Y. Keffer                         President             Chairman, President

                  ---------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 69 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, State of Maine on the 14th day of December, 1998.


                                            FORUM FUNDS


                                            By:      /s/ John Y. Keffer
                                                -------------------------------
                                                     John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on the 14th day of December, 1998.



(a)      Principal Executive Officer

                  /s/ John Y. Keffer
               -----------------------------
                  John Y. Keffer
                  President and Chairman

(b)      Principal Financial and Accounting Officer

                  /s/ Stacey Hong
               -----------------------------
                  Stacey Hong
                  Treasurer

(c)      A majority of the Trustees

                  /s/ John Y. Keffer
               -----------------------------
                  John Y. Keffer
                  Trustee

                  James C. Cheng, Trustee
                  J. Michael Parish, Trustee
                  Costas Azariadis, Trustee

                  *By:     /s/ John Y. Keffer
                      ---------------------------
                           John Y. Keffer
                           Attorney in Fact*

                  * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 14th day of December, 1998.


                                              CORE TRUST (DELAWARE)



                                              By:  /s/ John Y. Keffer
                                                  ----------------------------
                                                       John Y. Keffer
                                                       President


This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 14th day of December, 1998.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
        ------------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

         /s/ Stacey Hong
        ------------------------------
         Stacey Hong
         Treasurer


(c)      A Majority of the Trustees

         /s/ John Y. Keffer
       -------------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish, Trustee
         James C. Cheng, Trustee
         Costas Azariadis, Trustee

         *By: /s/ John Y. Keffer
            --------------------------
              John Y. Keffer
                 Attorney in Fact*


* Pursuant to powers of attorney filed as Other Exhibits to this Registratio Statement.

                               INDEX TO EXHIBITS


11       Consent of Independent Auditors - KPMG Peat Marwick LLP.

15(a) Rule 12b-1 Plan adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund dated December 5, 1997 (filed herewith).

15(b) Form of Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund dated December 5, 1997 (filed herewith).